UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21977

PowerShares Global Exchange-Traded Fund Trust
(Exact name of registrant as specified in charter)

301 W. Roosevelt Road, Wheaton IL		60187
(Address of principal executive offices)		(Zip code)

H. Bruce Bond 301 W. Roosevelt Road Wheaton, IL 60187
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-800-983-0903

Date of fiscal year end:	October 31, 2007

Date of reporting period:	July 31, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.     Schedule of Investments.

The schedules of investments for the three-month period ended July 31, 2007 is set forth below.

Schedule of Investments

PowerShares Dynamic Developed International Opportunity Portfolio

July 31, 2007 (Unaudited)

Number
of Shares		Value
	Common Stocks—98.7%
	Australia—2.4%
23,260	Macquarie Airports	$85,870
12,978	Minara Resources Ltd.	68,577
26,427	Oxiana Ltd.	82,701
16,959	Qantas Airways Ltd.	82,733
2,691	St. George Bank Ltd.	78,984
4,712	Suncorp-Metway Ltd.	77,436
		476,301
	Austria—3.1%
323	A-TEC Industries AG	70,430
828	Boehler-Uddeholm AG	81,837
5,590	Immofinanz Immobilien Anlagen AG*	70,294
1,256	OMV AG	78,074
519	Raiffeisen International Bank-Holding AG	77,674
1,543	RHI AG*	79,693
1,020	voestalpine AG	84,901
2,146	Zumtobel AG	80,866
		623,769
	Belgium—2.5%
574	Bekaert N.V.	82,171
2,520	Dexia S.A.	72,089
730	Fortis	28,786
1,130	GIMV N.V.	77,727
189	S.A. D’Ieteren N.V.	76,040
529	Solvay S.A.	80,279
1,315	Tessenderlo Chemie N.V.	76,628
		493,720
	Brazil—0.4%
5,530	Gerdau Ameristeel Corp.	72,922

	Canada—8.8%
876	Alcan, Inc.	85,003
3,038	Aur Resources, Inc.	115,772
2,315	BCE, Inc.	87,331
3,214	Biovail Corp.	60,954
3,137	Canadian Western Bank	81,881
7,209	CGI Group, Inc.*	73,930
1,492	EnCana Corp.	91,246
653	Fairfax Financial Holdings Ltd.	126,289
900	First Quantum Minerals Ltd.	84,247
3,988	HudBay Minerals, Inc.*	97,632
2,100	Husky Energy, Inc.	83,056
896	Inmet Mining Corp.	78,041

4,700	Linamar Corp.	$91,602
300	Magna International Inc., Class A	26,313
2,382	Onex Corp.	75,046
2,300	Power Corp. of Canada	83,578
2,300	Power Financial Corp.	86,227
4,100	Rothmans, Inc.	80,445
6,219	Sherritt International Corp.	94,821
1,710	Teck Cominco Ltd., Class B	75,751
5,542	WestJet Airlines Ltd.*	80,450
		1,759,615
	China—3.9%
47,505	Aluminum Corp. of China Ltd., H-Shares	95,671
35,000	BOC Hong Kong Ltd.	89,754
125,000	China Construction Bank Corp., H-Shares	92,690
27,933	China Netcom Group Corp. (Hong Kong) Ltd.	71,242
76,674	China Petroleum and Chemical Corp. (Sinopec), H-Shares	81,358
139,321	China Telecom Corp. Ltd., H-Shares	80,649
60,000	PetroChina Co. Ltd., H-Shares	88,454
24,000	Shanghai Industrial Holdings Ltd.	103,778
5,640	Sino-Forest Corp.*	89,004
		792,600
	Denmark—4.1%
7	AP Moller - Maersk A/S, Class B	92,359
1,351	Alm. Brand A/S*	85,240
1,355	D/S Norden A/S	113,068
2,300	Dampskibsselskabet Torm A/S	91,640
2,227	Danske Bank A/S	93,838
1,172	Jyske Bank A/S*	92,573
1,640	Sydbank A/S	83,293
428	Topdanmark A/S*	72,519
1,154	Trygvesta A/S	92,196
		816,726
	Finland—0.8%
4,316	OKO Bank PLC, Class A	75,067
1,264	Rautaruukki Oyj	82,859
		157,926
	France—6.4%
1,782	Air France-KLM	80,250
1,890	Axa	73,794
692	BNP Paribas	76,107
658	CNP Assurances	86,304
744	Compagnie de Saint-Gobain	82,148
610	Compagnie Generale des Etablissements Michelin, Class B	80,579
2,014	Credit Agricole S.A.	76,993
299	Eramet	90,320
1,021	PSA Peugeot Citroen	85,945
1,193	Rallye S.A.	78,422
3,048	SCOR SE	78,045
436	Societe Generale	74,977

1,462	Suez S.A.	$76,915
1,351	Thales S.A.	77,328
1,543	Valeo S.A.	79,149
1,936	Vivendi	82,276
		1,279,552
	Germany—8.5%
1,573	Aareal Bank AG	73,465
346	Allianz SE	73,683
1,091	Bayer AG	77,150
1,255	Bayerische Motoren Werke (BMW) AG	78,108
1,720	Commerzbank AG	74,101
901	DaimlerChrysler AG	81,635
565	Deutsche Bank AG	77,025
2,946	Deutsche Lufthansa AG	82,785
955	Deutsche Postbank AG	74,181
504	E.ON AG	79,074
3,882	Epcos AG	78,105
1,682	Hannover Rueckversicherung AG	74,862
545	HeidelbergCement AG	80,099
1,280	Hypo Real Estate Holding AG	78,433
2,287	IKB Deutsche Industriebank AG	55,163
1,547	Lanxess	83,100
446	Muenchener Rueckversicherungs Gesellschaft AG	76,798
1,936	Norddeutsche Affinerie AG	83,813
880	Rheinmetall AG	78,253
777	RWE AG	82,365
436	Salzgitter AG	88,616
1,390	ThyssenKrupp AG	77,066
		1,707,880
	Greece—0.3%
3,660	Alpha Bank A.E. ADR	31,312
2,724	National Bank of Greece S.A. ADR	32,225
		63,537
	Hong Kong—2.2%
8,000	Jardine Cycle and Carriage Ltd.	83,616
17,000	Kingboard Chemical Holdings Ltd.	93,573
88,500	Kingboard Laminates Holdings Ltd.*	88,266
31,942	Wheelock and Co. Ltd.	82,513
8,000	Wing Hang Bank Ltd.	100,311
		448,279
	India—0.5%
2,558	Vedanta Resources PLC	91,535

	Ireland—2.3%
2,911	Allied Irish Banks PLC	75,612
3,882	Anglo Irish Bank Corp. PLC	71,930
3,936	Bank of Ireland	73,548
4,523	Depfa Bank PLC	91,534

1,869	FBD Holdings PLC	$68,166
3,221	Irish Life & Permanent PLC	77,403
		458,193
	Italy—8.9%
537	AMB Generali Holding AG	80,394
2,022	Assicurazioni Generali SpA	79,463
3,257	Banca Popolare dell’Emilia Romagna Scrl	79,138
5,643	Banca Popolare di Milano Scarl	80,973
1,074	Banco Popolare Scarl*	26,536
158	Bank Austria Creditanstalt	31,221
2,426	Buzzi Unicem SpA	74,516
5,898	Cementir SpA	79,640
360	Ciments Francais S.A.	81,866
46,820	Cofide SpA	82,219
5,852	Credito Emiliano SpA	80,503
7,586	Enel SpA	78,350
2,287	Eni SpA	80,078
2,652	Finmeccanica SpA	79,640
1,682	Fondiaria-Sai SpA	80,325
8,880	Impregilo SpA	70,694
3,494	Indesit Co. SpA	76,731
2,618	Italcementi SpA	71,847
9,848	Mediolanum SpA	74,019
9,810	Milano Assicurazioni SpA	75,006
29,301	Telecom Italia SpA	78,478
23,501	Terna-Rete Elettrica Nationale SpA	79,880
9,063	UniCredito Italiano SpA	76,920
3,117	Unione di Banche Italiane Scpa	77,046
		1,775,483
	Japan—8.0%
16,000	Isuzu Motors Ltd.	86,422
8,000	ITOCHU Corp.	99,850
1,500	JFE Holdings, Inc.	102,352
9,000	JFE Shoji Holdings, Inc.	66,894
7,000	Kawasaki Kisen Kaisha Ltd.	95,331
8,000	Kyowa Exeo Corp.	90,874
9,000	Marubeni Corp.	85,864
16,000	Mitsubishi Materials Corp.	101,823
7,000	Mitsui O.S.K. Lines Ltd.	108,731
17,000	Nisshin Steel Co. Ltd.	73,945
3,100	Nissin Kogyo Co. Ltd.	90,784
7,000	Pacific Metals Co. Ltd.	120,583
6,000	Sumitomo Metal Mining Co. Ltd.	144,823
3,100	Tokai Rika Co. Ltd.	82,016
4,800	Tokai Rubber Industries Ltd.	86,204
2,400	Tokyo Electric Power (The) Co., Inc.	63,747
2,300	Yamato Kogyo Co. Ltd.	108,712
		1,608,955
	Luxembourg—0.4%
3,649	Banco Espirito Santo S.A.	85,669

	Malaysia—0.5%
7,164	Guoco Group Ltd.	$104,187

	Netherlands—2.4%
4,087	Aegon N.V.	74,039
1,296	Arcelor Mittal	79,516
880	Hunter Douglas N.V.	86,828
4,870	Koninklijke (Royal) KPN N.V.	75,387
3,598	SNS Reaal	80,096
3,456	Wavin N.V.	84,533
		480,399
	Norway—2.3%
15,740	Acta Holding ASA	71,125
4,805	Aker Yards AS	55,172
39	Cermaq ASA	719
2,326	Norsk Hydro ASA	89,638
3,204	Petroleum Geo-Services ASA	76,205
8	Telenor ASA	146
4,084	TGS Nopec Geophysical Co. ASA*	79,806
65,400	Total Access Communication PCL*	87,353
		460,164
	Portugal—1.7%
14,202	Banco Comercial Portugues S.A.	72,369
6,121	Galp Energia SGPS S.A., Class B	91,409
20,950	Portucel-Empresa Produtora de Pasta e Papel S.A.	87,294
4,732	Semapa - Sociedade de Investimento e Gestao SGPS S.A.	82,857
		333,929
	Russia—0.1%
1,200	LionOre Mining International Ltd.*	30,715

	Singapore—2.2%
24,000	Neptune Orient Lines Ltd.	87,087
15,000	Oversea-Chinese Banking Corp. Ltd.	88,645
7,000	Singapore Airlines Ltd.	88,349
23,000	Singapore Petroleum Co. Ltd.	97,663
32,000	Wing Tai Holdings Ltd.	77,585
		439,329
	South Africa—0.0%
51	Mondi Ltd.	438

	Spain—3.6%
1,288	ACS, Actividades de Construccion y Servicios S.A.	76,336
3,323	Banco Bilbao Vizcaya Argentaria S.A.	81,390
4,369	Banco Popular Espanol S.A.	78,229
1,076	Corp. Financiera Alba S.A.	78,763
15,936	Iberia Lineas Aereas de Espana S.A.	74,548
16,781	Mapfre S.A.	77,716
2,076	Repsol YPF S.A.	78,301
3,700	Telefonica S.A.	86,637

3,086	Tubos Reunidos S.A.	$88,533
		720,453
	Sweden—3.2%
3,973	Boliden AB	90,745
3,255	Electrolux AB, Series B	81,397
4,100	Kinnevik Investment AB, Class B	77,302
6,300	Kungsleden AB	80,387
15	NCC AB, Class B	382
5,000	Nordea Bank AB	80,562
2,481	Peab AB	75,508
2,500	Skandinaviska Enskilda Banken AB, Class A	85,451
4,800	Wihlborgs Fastigheter AB	80,849
		652,583
	Switzerland—3.6%
830	Baloise Holding AG	77,623
161	Banque Cantonale Vaudoise	83,929
110	Georg Fischer AG	89,767
215	Helvetia Holding AG	82,024
765	Holcim Ltd.	80,933
161	Rieter Holding AG	84,772
313	Swiss Life Holding	77,029
888	Swiss Re	76,091
270	Zurich Financial Services AG	78,571
		730,739
	United Arab Emirates—0.5%
20,310	Dragon Oil PLC*	93,134

	United Kingdom—14.2%
2,978	3i Group PLC	64,521
464	Anglo American PLC	26,952
6,638	Antofagasta PLC	96,752
5,428	Aviva PLC	75,467
5,695	Barclays PLC	80,029
3,163	Bellway PLC	78,991
4,466	Bovis Homes Group PLC	69,548
11,864	Brit Insurance Holdings PLC	81,423
9,615	British Airways PLC*	76,735
6,449	British Energy Group PLC	64,688
12,578	BT Group PLC	79,753
4,958	Burren Energy PLC	80,454
8,690	Catlin Group Ltd.	83,282
4,631	Close Brothers Group PLC	75,343
6,388	Davis Service Group (The) PLC	75,527
4,958	De La Rue PLC	74,537
5,512	Drax Group PLC	76,423
7,534	easyJet PLC*	76,517
25,737	Galliford Try PLC	78,240
4,036	HBOS PLC	78,629
14,312	Hiscox Ltd.	77,530
4,413	HSBC Holdings PLC	81,811
3,171	Kazakhmys PLC	80,745

3,967	Keller Group PLC	$78,529
1,969	Kier Group PLC	78,850
26,750	Legal & General Group PLC	75,442
127	Mondi PLC	1,114
3,776	National Express Group PLC	87,122
5,614	National Grid PLC	79,626
4,273	Northern Rock PLC	69,987
13,097	Northumbrian Water Group PLC	80,145
23,742	Old Mutual PLC	77,842
6,307	Royal Bank of Scotland Group PLC	75,125
9,538	St. James’s Place PLC	85,037
23,523	Stagecoach Group PLC	100,014
10,649	Taylor Wimpey PLC	70,186
2,163	Travis Perkins PLC	82,318
5,379	United Utilities PLC	73,128
		2,848,362
	United States—0.9%
1,124	Kloeckner & Co. AG	83,649
1,308	MTU Aero Engines Holding AG	88,304
		171,953
	Total Common Stocks (Cost $20,346,643)	19,779,047

	Preferred Stocks—1.2%
	Germany—0.8%
1,585	Henkel KGaA	85,792
47	Porsche AG	85,427
		171,219
	Italy—0.4%
23,501	Unipol Gruppo Finanziario SpA	74,628
	Total Preferred Stocks (Cost $251,956)	245,847
	Total Investments (Cost $20,598,599)(a)—99.9%	20,024,894
	Other assets less liabilities—0.1%	23,699
	Net Assets—100.0%	$20,048,593

ADR American Depositary Receipt.
* Non-income producing security.

(a)

The cost stated also approximates the aggregate cost for Federal income tax purposes. At July 31, 2007, net unrealized depreciation was $573,705 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $272,672 and aggregate gross unrealized depreciation of $846,377.

SECTOR BREAKDOWN
July 31, 2007 (Unaudited)
	Value	Net Assets
Financials	$7,388,936	36.8%
Materials	3,904,739	19.5
Industrials	3,584,610	17.9
Consumer Discretionary	1,744,569	8.7
Energy	1,280,515	6.4
Utilities	834,342	4.2
Telecommunication Services	646,976	3.2
Information Technology	333,875	1.7
Consumer Staples	245,378	1.2
Health Care	60,954	0.3
Total investments	20,024,894	99.9
Other assets less liabilities	23,699	0.1
Net Assets	$20,048,593	100.0%

Schedule of Investments

PowerShares Dynamic Asia Pacific Portfolio

July 31, 2007 (Unaudited)

Number
of Shares		Value
	Common Stocks—99.8%
	Australia—26.8%
12,865	Amcor Ltd.	$75,294
9,497	AMP Ltd.	81,097
16,299	APN News and Media Ltd.	79,694
2,531	Aquarius Platinum Ltd.	70,680
22,284	AWB Ltd.	68,158
2,772	BHP Billiton Ltd.	88,764
9,350	BlueScope Steel Ltd.	86,869
43,269	CFS Retail Property Trust	78,711
16,494	Challenger Financial Services Group Ltd.	77,654
57,094	Commonwealth Property Office Fund	77,559
28,049	CSR Ltd.	79,538
49,995	DB RREEF Trust	76,994
4,908	Flight Centre Ltd.	75,639
20,356	GPT Group	77,729
42,135	ING Industrial Fund	89,138
53,755	ING Office Fund	76,190
5,653	Jubilee Mines NL	74,558
23,592	Macquarie Airports	87,096
47,068	Macquarie CountryWide Trust	78,856
59,746	Macquarie Office Trust	77,621
17,200	MFS Ltd.	76,100
13,164	Minara Resources Ltd.	69,560
22,974	Oil Search Ltd.	75,290
14,620	OneSteel Ltd.	83,169
9,826	Origin Energy Ltd.	81,775
26,803	Oxiana Ltd.	83,877
26,728	Pacific Brands Ltd.	81,748
17,200	Qantas Airways Ltd.	83,908
3,031	QBE Insurance Group Ltd.	76,950
6,752	Santos Ltd.	76,119
3,669	Sims Group Ltd.	84,063
35,215	Smorgon Steel Group Ltd.	82,146
2,720	St. George Bank Ltd.	79,836
4,763	Suncorp-Metway Ltd.	78,274
38,751	Virgin Blue Holdings Ltd.	76,859
5,185	Zinifex Ltd.	86,218
		2,853,731
	China—28.7%
106,885	Air China Ltd., H-Shares	94,162
47,557	Aluminum Corp. of China Ltd., H-Shares	95,777
163,890	Bank of China Ltd., H-Shares	86,163
76,639	Bank of Communications Co. Ltd., H-Shares	83,310
34,290	BOC Hong Kong Ltd.	87,933
122,918	China Construction Bank Corp., H-Shares	91,147
22,586	China Life Insurance Co. Ltd., H-Shares	97,421
7,537	China Mobile Ltd.	86,602
28,345	China Netcom Group Corp. (Hong Kong) Ltd.	72,292
72,468	China Petroleum and Chemical Corp. (Sinopec), H-Shares	76,895
124,111	China Shipping Container Lines Co. Ltd., H-Shares	102,640
133,998	China Telecom Corp. Ltd., H-Shares	77,568

48,058	China Unicom Ltd.	$85,945
95,541	CITIC International Financial Holdings Ltd.	78,888
16,389	Citic Pacific Ltd.	84,229
74,322	CNOOC Ltd.	88,439
143,634	CNPC Hong Kong Ltd.	87,456
107,968	Datang International Power Generation Co. Ltd., H-Shares	92,497
150,393	Dongfeng Motor Corp., H-Shares	87,600
113,934	Haitian International Holdings Ltd.*	85,205
71,416	Huaneng Power International, Inc., H-Shares	80,617
39,213	Industrial and Commercial Bank of China (Asia) Ltd.	94,433
47,346	Jiangxi Copper Co. Ltd., H-Shares	88,578
41,996	Kowloon Development Co. Ltd.	92,234
102,267	Maanshan Iron and Steel Co., H-Shares	89,287
65,000	People’s Food Holdings Ltd.	74,906
55,970	PetroChina Co. Ltd., H-Shares	82,513
102,761	PICC Property and Casualty Co. Ltd., H-Shares*	129,996
11,664	Ping An Insurance (Group) Co. of China Ltd., H-Shares	99,588
23,673	Shanghai Industrial Holdings Ltd.	102,364
90,024	Shui On Land Ltd.	93,122
72,633	Tianjin Development Holdings Ltd.	84,994
60,073	Yanzhou Coal Mining Co. Ltd., H-Shares	107,975
77,382	Zhejiang Expressway Co. Ltd., H-Shares	87,707
		3,050,483
	Hong Kong—23.1%
32,744	Cathay Pacific Airways Ltd.	85,322
103,092	Chaoda Modern Agriculture Ltd.	76,721
45,655	China Insurance International Holdings Co. Ltd.*	109,945
52,050	Chinese Estates Holdings Ltd.	94,554
12,128	CLP Holdings Ltd.	81,402
36,904	Dah Sing Banking Group Ltd.	84,895
9,736	Dah Sing Financial Group	88,698
113,328	First Pacific Co. Ltd.	81,109
138,950	Guangdong Investment Ltd.	90,939
18,133	Hang Lung Group Ltd.	88,908
47,346	Hongkong and Shanghai Hotels (The) Ltd.	78,640
16,645	Hongkong Electric Holding Ltd.	82,568
85,223	Hopewell Highway Infrastructure Ltd.	81,463
20,519	Hopewell Holdings Ltd.	88,595
8,274	Hutchison Whampoa Ltd.	87,953
8,000	Jardine Cycle and Carriage Ltd.	83,616
6,500	Jardine Strategic Holdings Ltd.	84,272
17,657	Kingboard Chemical Holdings Ltd.	97,191
86,844	Kingboard Laminates Holding Ltd.	86,614
71,898	Pacific Basin Shipping Ltd.	105,060
104,782	Shenzhen Investment Ltd.	89,559
7,385	Swire Pacific Ltd., Class A	83,589
15,900	Transport International Holdings Ltd.	85,501
10,227	VTech Holdings Ltd.	90,617
20,585	Wharf (The) Ltd.	84,980
32,445	Wheelock and Co. Ltd.	83,812
7,636	Wing Hang Bank Ltd.	95,747
8,106	Wing Lung Bank Ltd.	84,755
		2,457,025
	Korea, Republic of—0.9%
65,000	STX Pan Ocean Co. Ltd.	100,010

	Malaysia—0.8%
5,880	Guoco Group Ltd.	$85,514

	Netherlands—1.0%
11,106	ASM Pacific Technology Ltd.	101,772

	New Zealand—2.3%
36,756	Air New Zealand Ltd.	74,995
8,527	Fletcher Building Ltd.	81,587
23,582	Telecom Corp. of New Zealand Ltd.	82,334
		238,916
	Norway—0.8%
65,400	Total Access Communication PCL*	87,353

	Singapore—13.8%
58,000	ComfortDelgro Corp. Ltd.	77,884
5,000	DBS Group Holdings Ltd.	74,698
34,000	Delong Holdings Ltd.*	82,929
30,000	Hong Leong Finance Ltd.	79,855
10,000	Keppel Corp. Ltd.	87,170
46,000	Labroy Marine Ltd.	76,399
59,000	MobileOne Ltd.	82,455
25,000	Neptune Orient Lines Ltd.	90,715
14,000	Oversea-Chinese Banking Corp. Ltd.	82,735
132,884	PCCW Ltd.	81,363
7,000	Singapore Airlines Ltd.	88,350
23,000	Singapore Petroleum Co. Ltd.	97,663
37,000	Singapore Telecommunications Ltd.	83,999
65,000	SMRT Corp. Ltd.	75,698
39,000	StarHub Ltd.	70,126
74,000	STATS ChipPAC Ltd.*	80,886
8,000	Venture Corp. Ltd.	79,454
32,000	Wing Tai Holdings Ltd.	77,585
		1,469,964
	Taiwan, Province of China—0.8%
27,141	Yue Yuen Industrial Ltd.	84,540

	Thailand—0.8%
475,000	Thai Beverage PCL	85,194

	Total Investments (Cost $10,008,642)(a) —99.8%	10,614,502
	Other assets less liabilities—0.2%	24,169
	Net Assets—100.0%	$10,638,671

*Non-income producing security.

(a)

The cost stated also approximates the aggregate cost for Federal income tax purposes. At July 31, 2007, net unrealized appreciation was $605,860 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $808,031 and aggregate gross unrealized depreciation of $202,171.

SECTOR BREAKDOWN
July 31, 2007 (Unaudited)
	Value	Net Assets
Financials	$3,616,053	34.0%
Industrials	2,173,816	20.4
Materials	1,323,355	12.4
Telecommunication Services	810,037	7.6
Energy	774,126	7.3
Consumer Discretionary	647,578	6.1
Information Technology	536,535	5.1
Utilities	428,023	4.0
Consumer Staples	304,979	2.9
Total investments	10,614,502	99.8
Other assets less liabilities	24,169	0.2
Net Assets	$10,638,671	100.0%

Schedule of Investments

PowerShares Dynamic Europe Portfolio

July 31, 2007 (Unaudited)

Number
of Shares		Value
	Common Stocks—98.2%
	Austria—4.3%
80	A-TEC Industries AG	$17,444
206	Boehler-Uddeholm AG	20,360
1,399	Immofinanz Immobilien Anlagen AG*	17,592
178	Mayr-Melnhof Karton AG	19,759
314	OMV AG	19,518
128	Raiffeisen International Bank-Holding AG	19,157
384	RHI AG*	19,833
614	UNIQA Versicherungen AG	20,643
255	voestalpine AG	21,225
276	Wienerberger AG	19,075
537	Zumtobel AG	20,235
		214,841
	Belgium—3.9%
142	Bekaert N.V.	20,328
452	Belgacom	18,308
208	Delhaize Group	19,351
630	Dexia S.A.	18,022
46	S.A. D’Ieteren N.V.	18,507
561	Euronav S.A.	20,075
491	Fortis	19,370
282	GIMV N.V.	19,397
131	Solvay S.A.	19,880
328	Tessenderlo Chemie N.V.	19,113
		192,351
	Denmark—4.6%
2	AP Moller-Maersk A/S, Class B	26,388
325	Almindelig Brand A/S*	20,506
1,416	BW Gas ASA	21,401
325	D/S Norden A/S	27,118
514	Dampskibsselskabet Torm A/S	20,480
500	Danske Bank A/S	21,068
275	Jyske Bank A/S*	21,721
450	Sydbank A/S	22,855
150	Topdanmark A/S*	25,416
250	Trygvesta A/S	19,973
		226,926
	Finland—1.2%
428	Cramo Oyj, Class B	20,318
1,080	OKO Bank PLC, Class A	18,784

316	Rautaruukki Oyj	$20,715
		59,817
	France—11.6%
444	Air France-KLM	19,995
471	Axa	18,390
172	BNP Paribas	18,917
160	Christian Dior S.A.	19,699
185	Compagnie de Saint-Gobain	20,427
86	Compagnie Generale de Geophysique-Veritas	22,034
163	CNP Assurances	21,379
151	Compagnie Generale des Etablissements Michelin, Class B	19,947
503	Credit Agricole S.A.	19,229
2,044	Derichebourg*	19,109
74	Eramet	22,353
733	France Telecom S.A.	19,716
270	Kaufman & Broad S.A.	19,429
113	Lafarge S.A.	19,150
250	Nexity	18,672
256	PSA Peugeot Citroen	21,549
470	Publicis Groupe	20,109
298	Rallye S.A.	19,589
132	Renault S.A.	19,086
144	Schneider Electric S.A.	19,224
762	SCOR SE	19,511
283	Societe BIC S.A.	20,445
108	Societe Generale	18,572
364	Suez S.A.	19,150
336	Thales S.A.	19,232
259	Total S.A.	20,407
384	Valeo S.A.	19,698
483	Vivendi	20,527
114	Wendel	20,520
		576,065
	Germany—11.1%
392	Aareal Bank AG	18,308
86	Allianz SE	18,314
272	Bayer AG	19,234
313	Bayerische Motoren Werke (BMW) AG	19,480
429	Commerzbank AG	18,482
149	Continental AG	21,550
225	DaimlerChrysler AG	20,386
139	Deutsche Bank AG	18,949
736	Deutsche Lufthansa AG	20,682
239	Deutsche Postbank AG	18,565
1,573	Deutz AG*	20,491
125	E.ON AG	19,612
970	Epcos AG	19,516
144	Euler Hermes S.A.	21,213
419	Hannover Rueckversicherung AG	18,649
135	HeidelbergCement AG	19,841
319	Hypo Real Estate Holding AG	19,547
571	IKB Deutsche Industriebank AG	13,773

1,229	Infineon Technologies AG*	$20,136
385	Lanxess	20,681
439	Leoni AG	21,532
111	Muenchener Rueckversicherungs AG	19,113
483	Norddeutsche Affinerie AG	20,910
219	Rheinmetall AG	19,474
193	RWE AG	20,459
108	Salzgitter AG	21,951
347	ThyssenKrupp AG	19,239
174	Vossloh AG	20,780
		550,867
	Greece—0.9%
2,520	Alpha Bank A.E. ADR	21,559
1,886	National Bank of Greece S.A. ADR	22,311
		43,870
	India—0.5%
640	Vedanta Resources PLC	22,902

	Ireland—2.3%
727	Allied Irish Banks PLC	18,884
970	Anglo Irish Bank Corp. PLC	17,973
984	Bank of Ireland	18,387
1,131	Depfa Bank PLC	22,888
465	FBD Holdings PLC	16,960
806	Irish Life & Permanent PLC	19,369
		114,461
	Italy—10.2%
5,430	AEM SpA	17,956
133	AMB Generali Holding AG	19,911
505	Assicurazioni Generali SpA	19,846
815	Banca Popolare dell’Emilia Romagna Scrl	19,803
1,412	Banca Popolare di Milano Scarl	20,261
722	Banco Popolare Scarl*	17,839
106	Bank Austria Creditanstalt	20,946
606	Buzzi Unicem SpA	18,614
1,478	Cementir SpA	19,957
89	Ciments Francais S.A.	20,239
11,751	Cofide SpA	20,636
1,466	Credito Emiliano SpA	20,167
1,902	Enel SpA	19,644
571	Eni SpA	19,993
663	Finmeccanica SpA	19,910
420	Fondiaria-Sai SpA	20,057
2,227	Impregilo SpA	17,729
875	Indesit Co. SpA	19,216
655	Italcementi SpA	17,975
2,472	Mediolanum SpA	18,580
2,462	Milano Assicurazioni SpA	18,824
2,490	Recordati SpA	19,922
7,355	Telecom Italia SpA	19,699

5,898	Terna-Rete Elettrica Nationale SpA	$20,047
2,274	UniCredito Italiano SpA	19,300
780	Unione di Banche Italiane Scpa	19,280
		506,351
	Luxembourg—0.4%
913	Banco Espirito Santo S.A.	21,435

	Netherlands—3.8%
1,023	Aegon N.V.	18,532
323	Arcelor Mittal	19,818
743	ASML Holding N.V.*	21,897
219	Hunter Douglas N.V.	21,608
416	Koninklijke DSM N.V.	21,502
1,219	Koninklijke (Royal) KPN N.V.	18,870
1,047	OCE N.V.	24,241
901	SNS Reaal	20,057
864	Wavin N.V.	21,133
		187,658
	Norway—3.5%
3,800	Acta Holding ASA	17,171
1,200	Aker Yards A/S	13,779
1,200	Cermaq ASA	22,124
554	Norsk Hydro ASA	21,350
800	Petroleum Geo-Services ASA	19,027
700	Statoil ASA	20,713
1,024	Telenor ASA	18,749
1,050	TGS Nopec Geophysical Co. ASA*	20,518
682	Yara International ASA	18,154
		171,585
	Portugal—2.1%
3,564	Banco Comercial Portugues S.A.	18,161
1,533	Galp Energia SGPS S.A., Class B	22,893
5,259	Portucel-Empresa Produtora de Pasta e Papel S.A.	21,913
1,462	Portugal Telecom SGPS S.A.	20,457
1,183	Semapa-Sociedade de Investimento e Gestao SGPS S.A.	20,714
		104,138
	South Africa—0.0%
34	Mondi Ltd.	292

	Spain—4.9%
320	ACS, Actividades de Construccion y Servicios S.A.	18,966
831	Banco Bilbao Vizcaya Argentaria S.A.	20,354
1,093	Banco Popular Espanol S.A.	19,571
1,104	Banco Santander S.A.	21,036
269	Corp. Financiera Alba S.A.	19,691
501	Grupo Catalana Occidente S.A.	19,702
4,000	Iberia Lineas Aereas de Espana S.A.	18,712
4,213	Mapfre S.A.	19,511

464	Obrascon Huarte Lain S.A.	$19,393
519	Repsol YPF S.A.	19,575
926	Telefonica S.A.	21,683
771	Tubos Reunidos S.A.	22,119
		240,313
	Sweden—4.9%
950	Boliden AB	21,698
900	Electrolux AB, Class B	22,506
700	JM AB	21,037
1,100	Kinnevik Investment AB, Class B	20,740
1,600	Kungsleden AB	20,416
700	NCC AB, Class B	17,823
1,200	Nordea Bank AB	19,335
600	Peab AB	18,261
600	Skandinaviska Enskilda Banken AB, Class A	20,508
508	SSAB Svenskt Stal AB, Series A	18,229
3,000	TeliaSonera AB	22,682
800	Trelleborg AB, Class B	20,245
		243,480
	Switzerland—4.0%
206	Baloise Holding AG	19,265
39	Banque Cantonale Vaudoise	20,331
27	Georg Fischer AG*	22,034
52	Helvetia Holding AG	19,838
190	Holcim Ltd.	20,101
39	Rieter Holding AG	20,535
1,061	STMicroelectronics N.V.	18,244
78	Swiss Life Holding*	19,196
221	Swiss Re	18,937
66	Zurich Financial Services AG	19,206
		197,687
	United Arab Emirates—0.5%
5,099	Dragon Oil PLC*	23,383

	United Kingdom—22.3%
744	3i Group PLC	16,119
312	Anglo American PLC	18,123
1,663	Antofagasta PLC	24,239
1,359	Aviva PLC	18,895
1,425	Barclays PLC	20,025
790	Bellway PLC	19,729
1,117	Bovis Homes Group PLC	17,395
1,718	BP PLC	19,911
2,978	Brit Insurance Holdings PLC	20,438
2,412	British Airways PLC*	19,250
1,849	British Energy Group PLC	18,547
3,157	BT Group PLC	20,018
1,240	Burren Energy PLC	20,122
2,179	Catlin Group Ltd.	20,883
1,158	Close Brothers Group PLC	18,840

938	Dana Petroleum PLC*	$20,179
1,601	Davis Service Group (The) PLC	18,929
1,241	De La Rue PLC	18,662
1,380	Drax Group PLC	19,134
1,887	easyJet PLC*	19,165
5,588	Friends Provident PLC	20,997
6,460	Galliford Try PLC	19,638
1,010	HBOS PLC	19,677
3,591	Hiscox Ltd.	19,453
1,104	HSBC Holdings PLC	20,467
3,401	IG Group Holdings PLC	22,502
2,374	International Power PLC	19,744
1,558	Investec PLC	19,305
793	Kazakhmys PLC	20,193
992	Keller Group PLC	19,637
3,256	Kesa Electricals PLC	21,052
492	Kier Group PLC	19,703
6,715	Legal & General Group PLC	18,938
1,808	Lloyds TSB Group PLC	20,347
1,665	Man Group PLC	18,944
85	Mondi PLC	746
945	National Express Group PLC	21,804
1,405	National Grid PLC	19,928
1,069	Northern Rock PLC	17,509
3,288	Northumbrian Water Group PLC	20,120
5,960	Old Mutual PLC	19,541
1,408	Prudential PLC	19,372
269	Rio Tinto PLC	19,416
1,902	Rolls-Royce Group PLC	19,526
1,580	Royal Bank of Scotland Group PLC	18,820
1,135	Spectris PLC	19,815
2,394	St. James’s Place PLC	21,344
5,904	Stagecoach Group PLC	25,103
619	Standard Chartered PLC	20,250
606	Stolt-Nielsen S.A.	20,817
5,353	Taylor Wimpey PLC	35,281
541	Travis Perkins PLC	20,589
2,227	Tullett Prebon PLC	18,324
1,347	United Utilities PLC	18,313
2,500	WH Smith PLC	20,048
339	Xstrata PLC	21,618
		1,107,484
	United States—1.2%
281	Kloeckner & Co. AG	20,912
326	MTU Aero Engines Holding AG	22,008
1,737	Savills PLC	18,132
		61,052
	Total Common Stocks (Cost $4,929,482)	4,866,958

	Preferred Stocks—1.3%
	Germany—0.9%
395	Henkel KGaA	$21,380
12	Porsche AG	21,812
		43,192
	Italy—0.4%
5,898	Compagnia Assicuratrice Unipol SpA	18,729

	Total Preferred Stocks (Cost $61,407)	61,921

	Rights—0.0%
	Sweden—0.0%
508	SSAB Svenskt Stal AB*, Series A
	(Cost $0)	1,744

	Total Investments (Cost $4,990,889)(a)—99.5%	4,930,623
	Other assets less liabilities—0.5%	26,786
	Net Assets—100.0%	$4,957,409

ADR American Depositary Receipt.
* Non-income producing security.

(a)

The cost stated also approximates the aggregate cost for Federal income tax purposes. At July 31, 2007, net unrealized depreciation was $60,266 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $125,110 and aggregate gross unrealized depreciation of $185,376.

SECTOR BREAKDOWN
July 31, 2007 (Unaudited)
	Value	Net Assets
Financials	$1,839,407	37.1%
Industrials	885,647	17.9
Materials	694,550	14.0
Consumer Discretionary	520,390	10.5
Energy	351,580	7.1
Utilities	232,653	4.7
Telecommunication Services	180,180	3.6
Information Technology	123,850	2.5
Consumer Staples	82,444	1.7
Health Care	19,922	0.4
Total investments	4,930,623	99.5
Other assets less liabilities	26,786	0.5
Net Assets	$4,957,409	100.0%

Schedule of Investments

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio

July 31, 2007 (Unaudited)

Number
of Shares		Value
	Common Stocks—99.2%
	Australia—2.3%
286	Alumina Ltd.	$1,779
506	Amcor Ltd.	2,961
474	AMP Ltd.	4,048
536	Australia and New Zealand Banking Group Ltd.	12,919
358	AWB Ltd.	1,095
552	BHP Billiton Ltd.	17,676
362	BHP Billiton PLC	10,626
324	BlueScope Steel Ltd.	3,009
236	Boral Ltd.	1,550
320	Brambles Ltd.*	3,012
584	CFS Retail Property Trust	1,062
226	Coca-Cola Amatil Ltd.	1,756
418	Coles Group Ltd.	5,163
384	Commonwealth Bank of Australia	17,709
722	Commonwealth Property Office Fund	981
14	CSL Ltd.	1,055
596	DB RREEF Trust	918
420	Fairfax Media Ltd.	1,728
584	Foster’s Group Ltd.	2,923
714	GPT Group	2,726
522	Insurance Australia Group Ltd.	2,526
582	Investa Property Group	1,450
116	James Hardie Industries N.V.	739
150	Lend Lease Corp. Ltd.	2,375
210	Lion Nathan Ltd.	1,514
572	Macquarie Airports	2,112
36	Macquarie Bank Ltd.	2,498
1,042	Macquarie Infrastructure Group	2,893
214	Metcash Ltd.	812
316	Mirvac Group	1,378
274	Multiplex Group	1,155
600	National Australia Bank Ltd.	19,624
216	OneSteel Ltd.	1,229
78	Orica Ltd.	1,842
182	Origin Energy Ltd.	1,515
412	PaperlinX Ltd.	1,117
152	Publishing & Broadcasting Ltd.	2,381
982	Qantas Airways Ltd.	4,790
110	QBE Insurance Group Ltd.	2,793
136	Rinker Group Ltd.	1,847
286	Santos Ltd.	3,224
558	Smorgon Steel Group Ltd.	1,302
136	St. George Bank Ltd.	3,992
378	Stockland	2,474
236	Suncorp-Metway Ltd.	3,878
368	Symbion Health Ltd.	1,298
164	TABCORP Holdings Ltd.	2,267

7,030	Telstra Corp. Ltd.	$27,581
188	Transurban Group	1,146
112	Wesfarmers Ltd.	3,718
454	Westfield Group	7,345
526	Westpac Banking Corp.	11,694
122	Woodside Petroleum Ltd.	4,460
202	Woolworths Ltd.	4,681
		230,346
	Austria—0.2%
50	Erste Bank der Oesterreichischen Sparkassen AG	3,764
12	EVN AG	1,376
96	OMV AG	5,967
14	Raiffeisen International Bank - Holding AG	2,095
118	Telekom Austria AG	2,876
32	voestalpine AG	2,664
18	Wiener Staedtische Versicherung AG	1,263
22	Wienerberger AG	1,520
		21,525
	Belgium—1.1%
76	Agfa Gevaert N.V.	1,605
164	Belgacom S.A.	6,643
6	Colruyt S.A.	1,274
46	Compagnie Nationale a Portefeuille	3,253
70	Delhaize Group	6,512
474	Dexia S.A.	13,560
384	Fortis, Class A	15,149
384	Fortis, Class B	15,142
44	Groupe Bruxelles Lambert S.A.	5,347
126	InBev N.V.	10,152
14	KBC Ancora	1,509
104	KBC GROEP N.V.	13,538
36	Solvay S.A.	5,463
38	UCB S.A.	2,136
10	Umicore	2,269
		103,552
	Canada—2.9%
28	Agrium, Inc.	1,176
144	Alcan, Inc.	13,972
152	Bank of Montreal	9,479
270	Bank of Nova Scotia	12,504
84	Barrick Gold Corp.	2,757
540	BCE, Inc.	20,371
42	Biovail Corp.	797
50	Bombardier, Inc., Class A*	303
1,114	Bombardier, Inc., Class B*	6,728
84	Brookfield Asset Management, Inc., Class A	2,941
24	Cameco Corp.	973
96	Canadian Imperial Bank of Commerce	8,317
110	Canadian National Railway Co.	5,720
90	Canadian Natural Resources Ltd.	6,171

42	Canadian Pacific Railway Ltd.	$3,088
28	Canadian Tire Corp. Ltd., Class A	2,175
52	Canadian Utilities Ltd.	2,325
420	Celestica, Inc.*	2,466
158	CGI Group, Inc., Class A*	1,620
122	Enbridge, Inc.	4,322
212	EnCana Corp.	12,965
52	Finning International, Inc.	1,364
98	George Weston Ltd.	7,077
46	Goldcorp, Inc.	1,168
234	Great-West Lifeco, Inc.	7,681
188	Husky Energy, Inc.	7,435
62	IGM Financial, Inc.	3,119
142	Loblaw Cos. Ltd.	6,582
82	Magna International, Inc., Class A	7,173
330	Manulife Financial Corp.	12,022
52	National Bank of Canada	2,967
88	Nexen, Inc.	2,726
44	Nortel Networks Corp.*	954
42	NOVA Chemicals Corp.	1,601
174	Petro-Canada	9,483
34	Potash Corporation of Saskatchewan, Inc.	2,729
192	Power Corporation of Canada	6,977
220	Power Financial Corp.	8,248
6	Research In Motion Ltd.*	1,287
70	Rogers Communications, Inc., Class B	3,161
312	Royal Bank of Canada	15,806
28	Saputo, Inc.	1,340
64	Shaw Communications, Inc.	1,516
32	Shoppers Drug Mart Corp.	1,566
186	Sun Life Financial, Inc.	8,778
50	Suncor Energy, Inc.	4,517
228	Talisman Energy, Inc.	4,166
56	Teck Cominco Ltd., Class B	2,481
202	Thomson Corp. (The)	8,385
168	Toronto-Dominion Bank (The)	10,740
94	TransAlta Corp.	2,675
220	TransCanada Corp.	7,933
		284,827
	China—0.9%
2,942	BOC Hong Kong Ltd.	7,544
250	China Merchants Holdings International Co. Ltd.	1,214
2,826	China Mobile Ltd.	32,472
2,832	China Netcom Group Corp. (Hong Kong) Ltd.	7,223
784	China Overseas Land & Investment Ltd.	1,661
676	China Resources Enterprise Ltd.	2,676
5,068	China Unicom Ltd.	9,063
1,172	Citic Pacific Ltd.	6,023
11,708	CNOOC Ltd.	13,932
476	COSCO Pacific Ltd.	1,243
2,688	Lenovo Group Ltd.	1,780
11,970	Semiconductor Manufacturing International Corp.*	1,543
442	Shanghai Industrial Holdings Ltd.	1,911

784	Tingyi (Cayman Islands) Holding Corp.	$923
		89,208
	Denmark—0.7%
2	AP Moller - Maersk A/S, Class A	26,102
2	AP Moller - Maersk A/S, Class B	26,387
24	Carlsberg A/S, Class B	3,080
18	Danisco A/S	1,339
220	Danske Bank A/S	9,270
42	H. Lundbeck A/S	1,081
14	Jyske Bank A/S*	1,106
46	Novo Nordisk A/S, Class B	4,829
		73,194
	Finland—0.7%
274	Fortum Oyj	8,844
20	Kone Oyj, Class B	1,339
36	Metso Corp.	2,280
100	Neste Oil Oyj	3,580
1,040	Nokia Oyj	29,725
66	Outokumpu Oyj	2,045
184	Sampo Oyj, Class A	5,523
62	SanomaWSOY Oyj	1,984
522	Stora Enso Oyj, Class R	8,977
38	TietoEnator Oyj	924
302	UPM-Kymmene Oyj	6,714
		71,935
	France—6.5%
66	Accor S.A.	5,624
16	Aeroports de Paris	1,787
126	Air France-KLM	5,674
70	Air Liquide S.A.	9,058
484	Alcatel-Lucent	5,650
158	Alliance Trust (The) PLC	1,155
38	Alstom	6,837
38	Arkema*	2,460
42	Atos Origin S.A.*	2,494
364	AXA Asia Pacific Holdings Ltd.	2,267
728	Axa	28,425
328	BNP Paribas	36,074
114	Bouygues S.A.	9,136
40	Cap Gemini S.A.	2,630
312	Carrefour S.A.	22,138
82	Casino Guichard-Perrachon S.A.	7,989
76	Christian Dior S.A.	9,357
168	Compagnie de Saint-Gobain	18,550
74	CNP Assurances	9,706
62	Compagnie Generale des Etablissements Michelin, Class B	8,190
588	Credit Agricole S.A.	22,479
16	Dassault Systemes S.A.	960
20	Eiffage S.A.	2,672
28	Essilor International S.A.	1,709

14	Eurazeo	$1,963
1,282	France Telecom S.A.	34,483
282	Gaz de France	13,103
108	Groupe DANONE	7,855
12	Hermes International	1,211
22	Imerys S.A.	2,157
44	JC Decaux S.A.	1,366
6	Klepierre	921
70	Lafarge S.A.	11,863
64	Lagardere S.C.A.	5,058
56	Legrand S.A.	1,924
120	L’Oreal S.A.	13,703
94	LVMH Moet Hennessy Louis Vuitton S.A.	10,511
14	Mobistar S.A.	1,099
162	Natixis	3,593
96	PagesJaunes S.A.	1,931
14	Pernod Ricard S.A.	2,941
282	PSA Peugeot Citroen	23,738
70	PPR	12,207
46	Publicis Groupe	1,968
146	Renault S.A.	21,111
102	Safran S.A.	2,542
280	Sanofi-Aventis	23,464
70	Schneider Electric S.A.	9,345
18	Societe BIC S.A.	1,300
24	Societe des Autoroutes Paris-Rhin-Rhone	2,367
140	Societe Generale	24,075
66	Societe Television Francaise 1	2,204
54	Sodexho Alliance S.A.	3,567
552	Suez S.A.	29,041
32	Technip S.A.	2,613
68	Thales S.A.	3,892
166	Thomson	2,724
1,058	Total S.A.	83,361
14	Unibail-Rodamco	3,305
72	Valeo S.A.	3,693
6	Vallourec S.A.	1,553
176	Veolia Environnement	13,084
98	Vinci S.A.	7,024
632	Vivendi	26,860
10	Wendel	1,800
		645,541
	Germany—5.9%
56	Adidas AG	3,395
176	Allianz SE	37,479
40	Altana AG	943
86	Arcandor AG*	2,640
218	BASF AG	28,209
282	Bayer AG	19,942
356	Bayerische Motoren Werke (BMW) AG	22,156
40	Beiersdorf AG	2,777
2,000	Bosch Corp.	10,397
78	Celesio AG	4,712
196	Commerzbank AG	8,444

42	Continental AG	$6,075
874	DaimlerChrysler AG	79,188
206	Deutsche Bank AG	28,083
16	Deutsche Boerse AG	1,877
204	Deutsche Lufthansa AG	5,733
490	Deutsche Post AG	14,365
58	Deutsche Postbank AG	4,505
2,574	Deutsche Telekom AG	44,254
262	E.ON AG	41,106
10	Euler Hermes S.A.	1,473
20	Fraport AG	1,358
70	Fresenius Medical Care AG & Co. KGaA	3,310
14	Fresenius SE	1,023
72	Hannover Rueckversicherung AG	3,205
260	Hanson PLC	5,721
26	HeidelbergCement AG	3,821
40	Heidelberger Druckmaschinen AG	1,952
52	Henkel KGaA	2,539
34	Hypo Real Estate Holding AG	2,083
258	Infineon Technologies AG*	4,227
48	Lanxess	2,578
58	Leighton Holdings Ltd.	1,919
50	Linde AG	5,928
44	MAN AG	6,382
40	Merck KGaA	4,973
188	Metro AG	14,630
92	Muenchener Rueckversicherungs - Gesellschaft AG	15,842
36	RTL Group	4,030
214	RWE AG	22,685
16	Salzgitter AG	3,252
140	SAP AG	7,565
302	Siemens AG	38,242
136	Suedzucker AG	2,593
252	ThyssenKrupp AG	13,972
228	TUI AG*	6,420
190	Volkswagen AG	34,289
10	Wacker Chemie AG	2,450
		584,742
	Hong Kong—1.3%
330	Bank of East Asia (The) Ltd.	1,971
1,522	Cathay Pacific Airways Ltd.	3,966
654	Cheung Kong Ltd.	9,176
662	Cheung Kong Infrastructure Holdings Ltd.	2,355
686	Chinese Estates Holdings Ltd.	1,246
984	CLP Holdings Ltd.	6,605
388	Dah Sing Banking Group Ltd.	893
88	Dah Sing Financial Group	802
128	Esprit Holdings Ltd.	1,711
258	Great Eagle Holdings Ltd.	969
450	Hang Lung Group Ltd.	2,206
938	Hang Lung Properties Ltd.	3,450
700	Henderson Investment Ltd.	1,157
654	Henderson Land Development Co. Ltd.	4,711
1,350	Hong Kong and China Gas Co. Ltd.	3,131

112	Hong Kong Exchanges & Clearing Ltd.	$1,828
1,064	Hongkong Electric Holdings Ltd.	5,278
2,000	Hongkong Land Holdings Ltd.	8,443
210	Hopewell Holdings Ltd.	907
786	Hutchison Telecommunications International Ltd.	972
1,838	Hutchison Whampoa Ltd.	19,538
394	Hysan Development Co. Ltd.	1,015
1,156	Johnson Electric Holdings Ltd.	612
254	Kerry Properties Ltd.	1,830
618	Li & Fung Ltd.	2,141
1,256	MTR Corp. Ltd.	3,137
1,144	New World Development Co. Ltd.	2,795
2,000	Noble Group Ltd.	2,203
238	Orient Overseas International Ltd.	2,833
410	Shangri-La Asia Ltd.	971
530	Sino Land Co. Ltd.	1,180
766	Sun Hung Kai Properties Ltd.	9,741
476	Swire Pacific Ltd., Class A	5,388
1,172	Wharf (The) Ltd.	4,838
620	Wheelock and Co. Ltd.	1,602
72	Wing Hang Bank Ltd.	903
76	Wing Lung Bank Ltd.	795
		123,299
	Ireland—0.3%
238	Allied Irish Banks PLC	6,182
74	Anglo Irish Bank Corp. PLC	1,371
248	Bank of Ireland	4,634
144	CRH PLC	6,394
138	Depfa Bank PLC	2,793
100	Irish Life & Permanent PLC	2,403
58	Kerry Group PLC, Class A	1,539
162	Ryanair Holdings PLC*	1,162
		26,478
	Italy—3.0%
482	AEM SpA	1,594
282	Alleanza Assicurazioni SpA	3,563
454	Assicurazioni Generali SpA	17,842
154	Atlantia SpA	5,197
60	Autogrill SpA	1,251
330	Banca Carige SpA	1,532
814	Banca Monte dei Paschi di Siena SpA	5,182
72	Banca Popolare dell’Emilia Romagna Scrl	1,749
108	Banca Popolare di Milano Scarl	1,550
150	Banco Popolare Scarl*	3,706
86	Benetton Group SpA	1,425
532	Capitalia SpA	5,016
14	Ciments Francais S.A.	3,184
330	Compagnia Assicuratrice Unipol SpA	1,106
3,562	Enel SpA	36,788
1,954	Eni SpA	68,418
482	Fiat SpA	14,183
126	Finmeccanica SpA	3,784

66	Fondiaria - Sai SpA	$3,152
50	Gestevision Telecinco S.A.	1,360
186	Gruppo Editoriale L’Espresso SpA	983
698	IFIL Investments SpA	7,337
1,618	Intesa Sanpaolo	12,246
60	Italcementi SpA	1,647
70	Italcementi SpA Rnc	1,237
42	Lottomatica SpA	1,551
74	Luxottica Group SpA	2,690
446	Mediaset SpA	4,645
154	Mediobanca SpA	3,233
162	Mediolanum SpA	1,218
330	Parmalat SpA	1,173
3,068	Pirelli & C. SpA	3,464
180	RCS MediaGroup SpA	1,006
72	Saipem SpA	2,572
290	Saras SpA	1,726
11,398	Seat Pagine Gialle SpA	6,319
1,318	Snam Rete Gas SpA	7,263
7,510	Telecom Italia SpA	20,114
3,394	Telecom Italia SpA Rnc	7,328
1,142	Terna-Rete Elettrica Nationale SpA	3,882
2,420	UniCredito Italiano SpA	20,540
184	Unione di Banche Italiane Scpa	4,548
		298,304
	Japan—49.3%
2,000	77 Bank (The) Ltd.	13,151
120	Acom Co. Ltd.	4,264
200	Advantest Corp.	7,698
400	Aeon Co. Ltd.	6,357
100	Aiful Corp.	2,496
2,000	Aioi Insurance Co. Ltd.	11,773
200	Aisin Seiki Co. Ltd.	7,820
2,000	Ajinomoto Co., Inc.	24,099
200	Alfresa Holdings Corp.	13,611
2,000	All Nippon Airways Co. Ltd.	7,513
200	Alps Electric Co. Ltd.	1,972
2,000	Amada Co. Ltd.	23,232
200	Aoyama Trading Co. Ltd.	5,728
200	Asahi Breweries Ltd.	2,833
2,000	Asahi Glass Co. Ltd.	26,643
2,000	Asahi Kasei Corp.	14,216
200	Astellas Pharma, Inc.	8,175
2,000	Bank of Kyoto (The) Ltd.	26,842
2,000	Bank of Yokohama (The) Ltd.	13,838
200	Benesse Corp.	6,149
400	Bridgestone Corp.	8,399
2,000	Brother Industries Ltd.	28,639
2,000	Calsonic Kansei Corp.	7,527
200	Canon Marketing Japan, Inc.	3,601
200	Canon, Inc.	10,518
200	Casio Computer Co. Ltd.	3,033
2	Central Japan Railway Co.	20,577
2,000	Chiba Bank (The) Ltd.	16,748

400	Chubu Electric Power Co., Inc.	$9,982
2,000	Chugoku Bank (The) Ltd.	26,681
200	Chugoku Electric Power (The) Co., Inc.	3,798
200	Citizen Holdings Co. Ltd.	1,840
200	Coca-Cola West Holdings Co. Ltd.	4,151
2,000	Cosmo Oil Co. Ltd.	11,299
200	Credit Saison Co. Ltd.	4,868
200	CSK Holdings Corp.	6,425
2,000	Dai Nippon Printing Co. Ltd.	29,199
2,000	Daicel Chemical Industries Ltd.	13,258
2,000	Daido Steel Co. Ltd.	14,373
300	Daiei (The), Inc*	2,700
2,000	Daihatsu Motor Co. Ltd.	20,288
200	Daiichi Sankyo Co. Ltd.	5,498
200	Daikin Industries Ltd.	7,774
2,000	Daimaru (The), Inc.	22,393
2,000	Dainippon Ink and Chemicals, Inc.	7,774
200	Daito Trust Construction Co. Ltd.	9,879
2,000	Daiwa House Industry Co. Ltd.	26,098
2,000	Daiwa Securities Group, Inc.	21,111
2,000	Denki Kagaku Kogyo Kabushiki Kaisha	9,900
200	Denso Corp.	7,496
2	Dentsu, Inc.	5,089
2,000	Dowa Holdings Co. Ltd.	23,758
2	East Japan Railway Co.	14,759
2,000	Ebara Corp.	9,506
200	EDION Corp.	2,168
200	Eisai Co. Ltd.	8,395
200	Electric Power Development Co. Ltd.	6,792
200	Elpida Memory, Inc.*	8,788
2,000	Ezaki Glico Co. Ltd.	19,707
200	FamilyMart Co. Ltd.	5,170
200	FANUC Ltd.	21,539
200	Fast Retailing Co. Ltd.	11,284
2,000	Fuji Electric Holdings Co. Ltd.	8,212
2,000	Fuji Fire & Marine Insurance (The) Co. Ltd.	7,623
2,000	Fuji Heavy Industries Ltd.	9,319
2	Fuji Television Network, Inc.	4,028
200	FUJIFILM Holdings Corp.	8,712
2,000	Fujikura Ltd.	12,337
2,000	Fujitsu Ltd.	13,134
2,000	Fukuoka Financial Group, Inc.	12,783
2,000	Fukuyama Transporting Co. Ltd.	10,362
200	Funai Electric Co. Ltd.	11,210
2,000	Furukawa Electric (The) Co. Ltd.	11,003
2,000	Gunma Bank (The) Ltd.	13,231
2,000	Hachijuni Bank (The) Ltd.	14,514
2,000	Hankyu Department Stores, Inc.	19,248
2,000	Hankyu Hanshin Holdings, Inc.	10,038
1,000	Haseko Corp.*	2,641
200	Heiwa Corp.	2,442
2,000	Hino Motors Ltd.	14,006
2,000	Hiroshima Bank (The) Ltd.	11,264
2,000	Hitachi Cable Ltd.	12,267
200	Hitachi Capital Corp.	2,792
200	Hitachi Chemical Co. Ltd.	4,203

200	Hitachi Construction Machinery Co. Ltd.	$7,893
200	Hitachi High-Technologies Corp.	4,819
4,000	Hitachi Ltd.	28,623
200	Hitachi Maxell Ltd.	2,289
2,000	Hitachi Metals Ltd.	24,078
200	Hokkaido Electric Power Co., Inc.	4,117
200	Hokuriku Electric Power Co.	3,740
600	Honda Motor Co. Ltd.	21,676
200	House Foods Corp.	2,961
200	Hoya Corp.	6,293
200	Ibiden Co. Ltd.	14,589
2,000	IHI Corp.	7,594
2	INPEX Holdings, Inc.	20,078
200	Isetan Co. Ltd.	3,175
2,000	Isuzu Motors Ltd.	10,803
2,000	ITOCHU Corp.	24,963
200	Itochu Techno-Solutions Corp.	7,198
2,000	Iyo Bank (The) Ltd.	17,619
200	Izumi Co. Ltd.	3,171
2,000	Japan Airlines Corp.	3,875
200	Japan Petroleum Exploration Co. Ltd.	13,469
2	Japan Tobacco, Inc.	10,113
200	JFE Holdings, Inc.	13,647
2,000	JGC Corp.	40,948
2,000	Joyo Bank (The) Ltd.	11,566
200	JS Group Corp.	3,751
200	JSR Corp.	4,992
200	JTEKT Corp.	3,438
2,000	Kajima Corp.	8,138
2,000	Kamigumi Co. Ltd.	17,195
2,000	Kandenko Co. Ltd.	11,700
2,000	Kaneka Corp.	16,234
600	Kansai Electric Power (The) Co., Inc.	13,248
2,000	Kao Corp.	54,881
2,000	Kawasaki Heavy Industries Ltd.	8,789
2,000	Kawasaki Kisen Kaisha, Ltd.	27,237
2	Kddi Corp.	13,201
2,000	Keihan Electric Railway Co. Ltd.	7,145
2,000	Keihin Electric Express Railway Co. Ltd.	12,106
2,000	Keio Corp.	12,542
2,000	Keisei Electric Railway Co. Ltd.	10,179
200	Keyence Corp.	42,748
2,000	Kikkoman Corp.	26,958
2,000	Kinden Corp.	17,676
2,000	Kintetsu Corp.	5,891
2,000	Kirin Holdings Co. Ltd.	28,275
2,000	Kobe Steel Ltd.	7,723
2,000	Koito Manufacturing Co. Ltd.	23,300
200	Kokuyo Co. Ltd.	2,202
200	Komatsu Ltd.	6,280
200	Konami Corp.	4,514
1,000	Konica Minolta Holdings, Inc.	14,710
2,000	Kubota Corp.	16,523
1,000	Kuraray Co. Ltd.	11,440
200	Kyocera Corp.	19,342
2,000	Kyowa Hakko Kogyo Co. Ltd.	20,057

400	Kyushu Electric Power Co., Inc.	$9,453
200	Lawson, Inc.	6,842
200	Leopalace21 Corp.	6,291
2,000	Lion Corp.	10,940
200	Mabuchi Motor Co. Ltd.	12,064
200	Makita Corp.	9,195
2,000	Marubeni Corp.	19,081
200	Marui Co. Ltd.	2,247
2,000	Matsushita Electric Industrial Co. Ltd.	36,382
2,000	Matsushita Electric Works Ltd.	24,956
2,000	Mazda Motor Corp.	11,303
200	Mediceo Paltac Holdings Co. Ltd.	2,927
2,000	Meiji Dairies Corp.	11,747
2,000	Meiji Seika Kaisha Ltd.	8,806
200	Millea Holdings, Inc.	7,916
2,000	Minebea Co. Ltd.	10,796
1,000	Mitsubishi Corp.	29,382
2,000	Mitsubishi Electric Corp.	21,158
2,000	Mitsubishi Estate Co. Ltd.	50,623
2,000	Mitsubishi Gas Chemical Co., Inc.	17,301
2,000	Mitsubishi Heavy Industries Ltd.	13,980
2,000	Mitsubishi Materials Corp.	12,728
4,000	Mitsubishi Motors Corp.*	6,084
2,000	Mitsubishi Rayon Co. Ltd.	14,887
2	Mitsubishi UFJ Financial Group, Inc.	21,236
240	Mitsubishi UFJ Lease & Finance Co. Ltd.	10,611
2,000	Mitsubishi UFJ Securities Co. Ltd.	21,459
2,000	Mitsui & Co. Ltd.	46,765
2,000	Mitsui Chemicals, Inc.	15,438
2,000	Mitsui Engineering & Shipbuilding Co. Ltd.	10,839
2,000	Mitsui Fudosan Co. Ltd.	51,957
2,000	Mitsui Mining & Smelting Co. Ltd.	9,559
2,000	Mitsui O.S.K. Lines Ltd.	31,066
2,000	Mitsui Sumitomo Insurance Co. Ltd.	22,967
2,000	Mitsui Trust Holdings, Inc.	17,590
2,000	Mitsukoshi Ltd.	9,519
2	Mizuho Financial Group, Inc.	14,015
200	Murata Manufacturing Co. Ltd.	14,867
2,000	Nagoya Railroad Co. Ltd.	5,852
2,000	NEC Corp.	9,732
200	NEC Electronics Corp.*	5,691
2,000	NGK Insulators Ltd.	60,819
2,000	NGK Spark Plug Co. Ltd.	36,112
2,000	NHK Spring Co. Ltd.	17,928
2,000	Nichirei Corp.	9,541
200	Nidec Corp.	13,172
2,000	Nikon Corp.	63,022
200	Nintendo Co. Ltd.	95,941
2,000	Nippon Electric Glass Co. Ltd.	31,026
2,000	Nippon Express Co. Ltd.	10,781
2,000	Nippon Light Metal Co. Ltd.	5,131
2,000	Nippon Meat Packers, Inc.	21,584
1,000	Nippon Mining Holdings, Inc.	10,002
2,000	Nippon Oil Corp.	17,717
2	Nippon Paper Group, Inc.	6,471
2,000	Nippon Sheet Glass Co. Ltd.	10,453

2,000	Nippon Steel Corp.	$14,968
12	Nippon Telegraph & Telephone Corp.	51,927
20	Nippon Television Network Corp.	2,633
2,000	Nippon Yusen Kabushiki Kaisha	20,062
2,000	NIPPONKOA Insurance Co. Ltd.	18,023
2,000	Nishimatsu Construction Co. Ltd.	6,865
2,000	Nishi-Nippon Railroad Co. Ltd.	7,222
2,000	Nissan Motor Co. Ltd.	21,508
2,000	Nissay Dowa General Insurance Co. Ltd.	11,195
1,000	Nisshin Seifun Group, Inc.	9,284
2,000	Nisshin Steel Co. Ltd.	8,699
2,000	Nisshinbo Industries, Inc.	24,593
200	Nissin Food Products Co. Ltd.	6,091
200	Nitto Denko Corp.	10,440
200	NOK Corp.	4,030
400	Nomura Holdings, Inc.	7,554
200	Nomura Research Institute Ltd.	6,304
2,000	NSK Ltd.	19,064
2,000	NTN Corp.	16,418
2	NTT Data Corp.	8,333
16	NTT DoCoMo, Inc.	22,104
2,000	Obayashi Corp.	10,539
2,000	Odakyu Electric Railway Co. Ltd.	11,682
2,000	OJI Paper Co. Ltd.	9,569
2,000	Oki Electric Industry Co. Ltd.	3,829
2,000	Olympus Corp.	81,568
200	OMRON Corp.	5,274
200	Ono Pharmaceutical Co. Ltd.	10,395
2,000	Onward Kashiyama Co. Ltd.	23,758
1,000	Orient Corp.	1,271
200	Oriental Land Co. Ltd.	10,374
20	ORIX Corp.	4,776
2,000	Osaka Gas Co. Ltd.	6,862
200	Pioneer Corp.	2,676
100	Promise Co. Ltd.	2,686
200	Q.P. Corp.	1,930
2,000	Ricoh Co. Ltd.	43,135
200	Rohm Co. Ltd.	16,825
200	Ryoshoku Ltd.	4,396
2,000	San-In Godo Bank (The) Ltd.	17,474
200	Sankyo Co. Ltd.	7,959
4,000	Sanyo Electric Co. Ltd.*	6,165
40	Sanyo Shinpan Finance Co. Ltd.	1,206
2	Sapporo Hokuyo Holdings, Inc.	21,137
2,000	Sapporo Holdings Ltd.	11,978
200	Secom Co. Ltd.	8,771
200	Sega Sammy Holdings, Inc.	2,864
200	Seiko Epson Corp.	5,806
2,000	Seino Holdings Co. Ltd.	19,288
2,000	Sekisui Chemical Co. Ltd.	15,526
2,000	Sekisui House Ltd.	24,691
20	SFCG Co. Ltd.	3,055
2,000	Sharp Corp.	34,294
200	Shikoku Electric Power Co., Inc.	4,561
200	Shimamura Co. Ltd.	19,238
200	Shimano, Inc.	6,323

2,000	Shimizu Corp.	$11,858
200	Shin-Etsu Chemical Co. Ltd.	14,693
2,000	Shinko Securities Co. Ltd.	9,657
2,000	Shinsei Bank Ltd.	7,433
2,000	Shionogi & Co. Ltd.	31,757
2,000	Shiseido Co. Ltd.	42,436
2,000	Shizuoka Bank (The) Ltd.	20,022
2,000	Showa Denko K.K.	6,982
400	Showa Shell Sekiyu K.K.	4,931
200	SMC Corp.	26,351
200	Softbank Corp.	4,185
200	Sohgo Security Services Co. Ltd.	3,284
2,000	Sompo Japan Insurance, Inc.	23,105
600	Sony Corp.	31,873
200	Stanley Electric Co. Ltd	4,711
200	Sumco Corp.	10,216
2,000	Sumitomo Bakelite Co. Ltd.	14,194
2,000	Sumitomo Chemical Co. Ltd.	14,841
600	Sumitomo Corp.	11,562
400	Sumitomo Electric Industries Ltd.	6,490
2,000	Sumitomo Forestry Co. Ltd.	18,319
2,000	Sumitomo Heavy Industries Ltd.	24,352
2,000	Sumitomo Metal Industries Ltd.	11,459
2,000	Sumitomo Metal Mining Co. Ltd.	48,275
2	Sumitomo Mitsui Financial Group, Inc.	17,983
2,000	Sumitomo Osaka Cement Co. Ltd.	5,062
2,000	Sumitomo Realty & Development Co. Ltd.	59,126
200	Sumitomo Rubber Industries Ltd.	2,377
2,000	Sumitomo Trust & Banking (The) Co. Ltd.	16,800
200	Suzuken Co. Ltd.	6,194
200	Suzuki Motor Corp.	5,798
100	T&D Holdings, Inc.	6,507
2,000	Taiheiyo Cement Corp.	8,465
2,000	Taisei Corp.	7,025
2,000	Taisho Pharmaceutical Co. Ltd.	38,665
2,000	Taiyo Nippon Sanso Corp.	17,875
2,000	Taiyo Yuden Co. Ltd.	42,938
2,000	Takashimaya Co. Ltd.	22,412
200	Takeda Pharmaceutical Co. Ltd.	12,963
140	Takefuji Corp.	4,337
2,000	Tanabe Seiyaku Co. Ltd.	23,307
200	TDK Corp.	16,963
2,000	Teijin Ltd.	10,808
200	Terumo Corp.	8,458
2,000	Tobu Railway Co. Ltd.	8,699
2,000	Toda Corp.	10,852
200	Toho Co. Ltd.	3,656
2,000	Toho Gas Co. Ltd.	9,237
400	Tohoku Electric Power Co., Inc.	8,834
2,000	Tokuyama Corp.	28,901
200	Tokyo Broadcasting System, Inc.	5,378
800	Tokyo Electric Power (The) Co., Inc.	21,250
200	Tokyo Electron Ltd.	14,341
2,000	Tokyo Gas Co. Ltd.	8,643
200	Tokyo Steel Manufacturing Co. Ltd.	3,252
2,000	Tokyo Tatemono Co. Ltd.	24,006

2,000	Tokyu Corp.	$12,361
2,000	Tokyu Land Corp.	18,687
200	Toppan Forms Co. Ltd.	2,188
2,000	Toppan Printing Co. Ltd.	21,558
2,000	Toray Industries, Inc.	15,867
2,000	Toshiba Corp.	18,663
2,000	Toshiba TEC Corp.	11,409
2,000	Tosoh Corp.	11,808
2,000	Toto Ltd.	16,901
200	Toyo Seikan Kaisha Ltd.	3,487
2,000	Toyo Suisan Kaisha Ltd.	32,877
2,000	Toyobo Co. Ltd.	5,355
200	Toyoda Gosei Co. Ltd.	6,317
200	Toyota Auto Body Co. Ltd.	3,299
200	Toyota Industries Corp.	9,016
1,000	Toyota Motor Corp.	60,486
200	Toyota Tsusho Corp.	5,202
2	TV Asahi Corp.	3,715
2,000	Ube Industries Ltd.	5,979
200	Unicharm Corp.	10,832
2,000	UNY Co. Ltd.	21,020
2,000	Victor Co. of Japan Ltd.	5,778
2	West Japan Railway Co.	9,005
200	Yakult Honsha Co. Ltd.	4,694
20	Yamada Denki Co. Ltd.	1,977
2,000	Yamaguchi Financial Group, Inc.	25,008
200	Yamaha Corp.	4,340
200	Yamaha Motor Co. Ltd.	5,600
2,000	Yamato Holdings Co. Ltd.	29,619
2,000	Yamazaki Baking Co. Ltd.	15,902
200	Yokogawa Electric Corp.	2,699
2,000	Yokohama Rubber (The) Co. Ltd.	14,225
		4,873,395
	Luxembourg—0.1%
110	Banco Espirito Santo S.A.	2,582
178	SES	3,771
		6,353
	Malaysia—0.0%
124	Guoco Group Ltd.	1,803

	Netherlands—4.4%
640	ABN AMRO Holding N.V.	31,593
722	Aegon N.V.	13,080
122	Akzo Nobel N.V.	10,053
262	Arcelor Mittal	16,075
56	ASML Holding N.V.*	1,650
22	Corio N.V.	1,569
412	European Aeronautic Defence and Space Co.	12,359
40	Heineken Holding N.V.	2,160
76	Heineken N.V.	4,819
1,216	ING Groep N.V.	51,359
1,274	Koninklijke Ahold N.V.*	16,135

102	Koninklijke DSM N.V.	$5,272
626	Koninklijke (Royal) KPN N.V.	9,690
396	Koninklijke (Royal) Philips Electronics N.V.	16,016
22	Randstad Holding N.V.	1,425
54	Reed Elsevier N.V.	992
28	Rodamco Europe N.V.	3,619
2,362	Royal Dutch Shell PLC, Class A	92,027
1,780	Royal Dutch Shell PLC, Class B	70,419
24	Royal Numico N.V.	1,747
150	SNS Reaal	3,339
110	TNT N.V.	4,723
1,048	Unilever N.V.	31,690
1,058	Unilever PLC	33,012
72	Wolters Kluwer N.V.	2,110
		436,933
	New Zealand—0.1%
572	Air New Zealand Ltd.	1,167
204	Contact Energy Ltd.	1,445
128	Fletcher Building Ltd.	1,225
556	Goodman Fielder Ltd.	1,205
956	Telecom Corp. of New Zealand Ltd.	3,338
		8,380
	Norway—0.8%
56	Aker Kvaerner ASA	1,433
546	DnB NOR ASA	7,199
498	Norsk Hydro ASA	19,192
148	Norske Skogindustrier ASA	2,061
358	Orkla ASA	6,737
988	Statoil ASA	29,235
112	Storebrand ASA	1,679
326	Telenor ASA	5,969
1,200	Total Access Communication Public Co. Ltd.*	1,603
66	Yara International ASA	1,757
		76,865
	Portugal—0.2%
88	Banco BPI S.A.	812
1,058	Banco Comercial Portugues S.A.	5,391
146	Brisa – Auto-Estradas de Portugal S.A.	1,982
228	CIMPOR-Cimentos de Portugal, SGPS S.A.	2,248
1,168	Energias de Portugal S.A.	6,621
404	Portugal Telecom, SGPS S.A.	5,653
		22,707
	Singapore—2.0%
2,000	Capitaland Ltd.	9,676
2,000	Chartered Semiconductor Manufacturing Ltd.*	1,452
2,000	City Developments Ltd.	19,586
2,000	ComfortDelGro Corp. Ltd.	2,686
2,000	DBS Group Holdings Ltd.	29,880

2,000	Fraser and Neave Ltd.	$6,804
2,000	Keppel Corp. Ltd.	17,434
2,000	Neptune Orient Lines Ltd.	7,257
2,000	Oversea-Chinese Banking Corp. Ltd.	11,819
2,580	PCCW Ltd.	1,580
2,000	SembCorp Industries Ltd.	7,446
2,000	Singapore Airlines Ltd.	25,243
2,000	Singapore Press Holdings Ltd.	5,876
2,000	Singapore Technologies Engineering Ltd.	4,808
4,000	Singapore Telecommunications Ltd.	9,081
2,000	SMRT Corp. Ltd.	2,329
2,000	United Overseas Bank Ltd.	29,216
2,000	UOL Group Ltd.	6,969
		199,142
	South Africa—0.0%
37	Mondi Ltd.	318

	Spain—2.1%
106	Abertis Infraestructuras S.A.*	3,101
10	Acciona S.A.	2,567
70	Acerinox S.A.	1,812
52	ACS, Actividades de Construccion y Servicios S.A.	3,082
86	Altadis S.A.	5,597
860	Banco Bilbao Vizcaya Argentaria S.A.	21,064
210	Banco de Sabadell S.A.	2,262
116	Banco Espanol de Credito S.A.	2,423
294	Banco Popular Espanol S.A.	5,264
1,460	Banco Santander Central Hispano S.A.	27,819
80	Bankinter S.A.	1,377
78	Compania Espanola de Petroleos S.A.	7,098
58	Enagas S.A.	1,380
158	Endesa S.A.	8,556
32	Fomento de Construcciones y Contratas S.A.	2,882
34	Gamesa Corporacion Tecnologica S.A.	1,364
124	Gas Natural SDG S.A.	7,120
16	Gecina S.A.	2,599
30	Grupo Ferrovial S.A.	2,676
366	Iberdrola S.A.	20,368
48	Industria de Diseno Textil S.A.	2,873
504	Mapfre S.A.	2,334
12	Metrovacesa S.A.	1,312
642	Repsol YPF S.A.	24,215
36	Sacyr Vallehermoso S.A.	1,638
1,602	Telefonica S.A.	37,512
88	Union Fenosa S.A.	4,814
		205,109
	Sweden—1.4%
78	Assa Abloy AB, Class B	1,685
150	Atlas Copco AB, Class A	2,581
98	Atlas Copco AB, Class B	1,568

50	Boliden AB	$1,142
242	Electrolux AB, Series B	6,052
116	Hennes & Mauritz AB, Class B	6,665
70	Holmen AB, Class B	2,939
108	Husqvarna AB, Class B	1,488
104	Industrivarden AB, Class A	2,249
46	Industrivarden AB, Class C	947
140	Investor AB, Class A	3,549
206	Investor AB, Class B	5,328
854	Nordea Bank AB	13,760
300	Sandvik AB	6,031
48	Scania AB, Class A	1,202
160	Scania AB, Class B	3,813
180	Securitas AB, Class B	2,738
192	Skandinaviska Enskilda Banken AB, Class A	6,563
204	Skanska AB, Class B	4,358
140	SKF AB, Class B	2,918
46	SSAB Svenskt Stal AB, Series A	1,651
16	SSAB Svenskt Stal AB, Series B	545
360	Svenska Cellulosa AB, Class B	6,355
244	Svenska Handelsbanken AB, Class A	6,997
174	Swedbank AB, Class A	6,319
62	Swedish Match AB	1,208
186	Tele2 AB, Class B	3,234
2,292	Telefonaktiebolaget LM Ericsson, Class B	8,582
1,186	TeliaSonera AB	8,967
230	Volvo AB, Class A	4,254
488	Volvo AB, Class B	8,970
		134,658
	Switzerland—2.5%
344	ABB Ltd.	8,261
70	Adecco S.A.	4,862
20	Baloise Holding AG	1,870
200	Chugai Pharmaceutical Co. Ltd.	3,433
46	Ciba Specialty Chemicals AG	2,793
136	Clariant AG	2,106
72	Compagnie Financiere Richemont S.A., Class A	4,506
384	Credit Suisse Group	25,016
6	Geberit AG	977
2	Givaudan S.A.	1,869
72	Holcim Ltd.	7,617
28	Julius Baer Holding AG	1,955
24	Kuehne & Nagel International AG	2,345
14	Lonza Group AG	1,317
102	Nestle S.A.	39,134
518	Novartis AG	27,903
24	Pargesa Holding S.A.	2,626
6	Roche Holding AG Br	1,189
112	Roche Holding AG	19,810
16	Schindler Holding AG	1,023
12	Schindler Holding AG Ptg	762
2	SGS S.A.	2,409
278	STMicroelectronics N.V.	4,774
16	Swatch Group AG-Registered	932

6	Swatch Group AG-Bearer	$1,808
16	Swiss Life Holding	3,938
132	Swiss Re	11,311
24	Swisscom AG	8,157
24	Syngenta AG	4,522
14	Synthes, Inc.	1,631
560	UBS AG	30,961
62	Zurich Financial Services AG	18,042
		249,859
	Taiwan, Province of China—0.0%
396	Foxconn International Holdings Ltd.*	1,134
542	Yue Yuen Industrial Ltd.	1,688
		2,822
	United Kingdom—9.9%
100	3i Group PLC	2,167
200	Alliance & Leicester PLC	4,177
340	Anglo American PLC	19,750
222	Antofagasta PLC	3,236
290	Associated British Foods PLC	4,941
346	AstraZeneca PLC	17,891
1,326	Aviva PLC	18,436
916	BAE Systems PLC	7,768
2,292	Barclays PLC	32,207
256	BBA Aviation PLC	1,261
528	BG Group PLC	8,593
10,808	BP PLC	125,262
278	Bradford & Bingley PLC	2,344
486	British Airways PLC*	3,879
576	British American Tobacco PLC	18,623
292	British Energy Group PLC	2,929
110	British Land Co. PLC	2,744
184	British Sky Broadcasting Group PLC	2,476
3,626	BT Group PLC	22,991
132	Bunzl PLC	1,742
88	Burberry Group PLC	1,125
1,664	Cable & Wireless PLC	5,678
662	Cadbury Schweppes PLC	8,209
70	Capita Group PLC	1,015
182	Carnival PLC	7,943
140	Carphone Warehouse Group (The) PLC	1,001
1,580	Centrica PLC	11,457
260	Cobham PLC	1,001
1,100	Compass Group PLC	7,424
102	Daily Mail & General Trust	1,477
744	Diageo PLC	15,204
1,134	DSG International PLC	3,576
244	Electrocomponents PLC	1,233
90	EMAP PLC	1,523
300	EMI Group PLC	1,537
114	Enterprise Inns PLC	1,556
572	Experian Group Ltd.	6,569
252	Foreign & Colonial Investment Trust PLC	1,508

906	Friends Provident PLC	$3,404
490	G4S PLC	2,138
400	GKN PLC	3,108
1,570	GlaxoSmithKline PLC	39,751
72	Hammerson PLC	1,737
820	Hang Seng Bank Ltd.	12,922
566	Hays PLC	1,834
1,344	HBOS PLC	26,184
520	Home Retail Group PLC	4,321
4,080	HSBC Holdings PLC	75,637
92	ICAP PLC	886
358	Imperial Chemical Industries PLC	4,526
128	Imperial Tobacco Group PLC	5,614
192	InterContinental Hotels Group PLC	4,371
102	International Personal Finance PLC*	456
210	International Power PLC	1,747
218	Invesco PLC	2,727
1,350	ITV PLC	2,775
1,014	J Sainsbury PLC	11,736
78	Johnson Matthey PLC	2,676
78	Kazakhmys PLC	1,986
112	Kelda Group PLC	1,897
246	Kesa Electricals PLC	1,591
1,392	Kingfisher PLC	5,974
670	Ladbrokes PLC	5,505
132	Land Securities Group PLC	4,497
3,720	Legal & General Group PLC	10,491
98	Liberty International PLC	2,044
2,954	Lloyds TSB Group PLC	33,243
386	LogicaCMG PLC	1,203
24	Lonmin PLC	1,683
181	Man Group PLC	2,059
452	Marks & Spencer Group PLC	5,756
212	Mitchells & Butlers PLC	3,315
93	Mondi PLC	816
714	National Grid PLC	10,127
54	Next PLC	2,063
128	Northern Rock PLC	2,097
2,662	Old Mutual PLC	8,728
336	Pearson PLC	5,387
78	Persimmon PLC	1,825
51	Provident Financial PLC	926
1,062	Prudential PLC	14,612
274	Rank Group PLC	942
100	Reckitt Benckiser PLC	5,353
90	Reed Elsevier PLC	1,110
774	Rentokil Initial PLC	2,424
390	Reuters Group PLC	4,887
278	Rexam PLC	2,817
68	Rio Tinto Ltd.	5,329
196	Rio Tinto PLC	14,147
370	Rolls-Royce Group PLC	3,798
1,566	Royal & Sun Alliance Insurance Group PLC	4,200
3,230	Royal Bank of Scotland Group PLC	38,473
258	SABMiller PLC	6,620
194	Sage Group (The) PLC	903

20	Schroders PLC Ntvg	$440
48	Schroders PLC	1,189
472	Scottish & Newcastle PLC	5,649
222	Scottish & Southern Energy PLC	6,490
142	Segro PLC*	1,542
152	Severn Trent PLC	3,947
74	Shire PLC	1,814
602	Signet Group PLC	1,189
132	Smith & Nephew PLC	1,572
120	Smiths Group PLC	2,527
330	Standard Chartered PLC	10,795
220	Tate & Lyle PLC	2,520
1,978	Tesco PLC	16,254
556	Tomkins PLC	2,644
36	Travis Perkins PLC	1,370
162	Trinity Mirror PLC	1,656
104	United Business Media PLC	1,594
422	United Utilities PLC	5,737
26,934	Vodafone Group PLC	81,006
90	Whitbread PLC	3,023
182	William Hill PLC	2,215
720	William Morrison Supermarkets PLC	4,388
100	Witan Investment Trust PLC	945
208	Wolseley PLC	4,538
298	WPP Group PLC	4,272
86	Xstrata PLC	5,484
114	Yell Group PLC	1,064
		985,695
	United States—0.6%
56	Brookfield Properties Corp.	1,271
90	Caltex Australia Ltd.	1,907
192	Imperial Oil Ltd.	8,941
1,000	Nikko Cordial Corp.	13,350
200	Oracle Corp. Japan	8,842
2,000	Seiyu (The) Ltd.*	2,089
2,000	TonenGeneral Sekiyu K.K.	19,403
38	Zardoya Otis S.A.	1,164
		56,967
	Total Common Stocks (Cost $10,016,963)	9,813,957

	Preferred Stocks—0.2%
	Germany—0.2%
40	Fresenius SE	3,175
70	Henkel KGaA	3,789
2	Porsche AG	3,635
94	Volkswagen AG	10,484
		21,083

	Italy—0.0%
676	Unipol SpA	$2,147

	Total Preferred Stocks (Cost $22,305)	23,230

	Rights—0.0%
	Spain—0.0%
5	Abertis Infraestructuras S.A.	148

	Sweden—0.0%
46	SSAB Svenskt Stal AB, Series A	158
16	SSAB Svenskt Stal AB, Series B	47
		205
	Total Rights (Cost $0)	353

	Total Investments (Cost $10,039,268)—99.4%	9,837,540
	Other assets less liabilities—0.6%	58,659
	Net Assets—100.0%	$9,896,199

* Non-income producing security.

(a)   The cost stated also approximates the aggregate cost for Federal income tax purposes. At July 31, 2007, net unrealized depreciation was $201,728 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $213,199 and aggregate gross unrealized depreciation of $414,927.

SECTOR BREAKDOWN
July 31, 2007 (Unaudited)

	Value	Net Assets
Financials	$2,286,162	23.1%
Industrials	1,634,834	16.5
Consumer Discretionary	1,429,340	14.4
Materials	874,941	8.8
Consumer Staples	801,767	8.1
Energy	737,281	7.5
Information Technology	702,146	7.1
Telecommunication Services	522,650	5.3
Health Care	442,131	4.5
Utilities	406,288	4.1
Total investments	9,837,540	99.4
Other assets less liabilities	58,659	0.6
Net Assets	$9,896,199	100.0%

Schedule of Investments

PowerShares FTSE RAFI Asia-Pacific Ex-Japan Portfolio

July 31, 2007 (Unaudited)

Number
of Shares		Value
	Common Stocks—99.9%
	Australia—41.8%
5,554	Alumina Ltd.	$34,538
9,786	Amcor Ltd.	57,274
9,176	AMP Ltd.	78,356
10,396	Australia and New Zealand Banking Group Ltd.	250,573
6,982	AWB Ltd.	21,355
10,638	BHP Billiton Ltd.	340,647
6,250	BlueScope Steel Ltd.	58,068
4,540	Boral Ltd.	29,810
6,208	Brambles Ltd.*	58,429
11,294	CFS Retail Property Trust	20,545
4,366	Coca-Cola Amatil Ltd.	33,931
8,096	Coles Group Ltd.	100,006
7,436	Commonwealth Bank of Australia	342,928
13,984	Commonwealth Property Office Fund	18,997
282	CSL Ltd.	21,242
11,524	DB RREEF Trust	17,747
8,144	Fairfax Media Ltd.	33,499
11,296	Foster’s Group Ltd.	56,540
13,826	GPT Group	52,795
10,102	Insurance Australia Group Ltd.	48,876
11,244	Investa Property Group	28,005
2,236	James Hardie Industries N.V.	14,243
2,852	Lend Lease Corp. Ltd.	45,163
4,042	Lion Nathan Ltd.	29,133
11,056	Macquarie Airports	40,816
690	Macquarie Bank Ltd.	47,882
20,262	Macquarie Infrastructure Group	56,246
4,122	Metcash Ltd.	15,634
6,125	Mirvac Group	26,702
5,248	Multiplex Group	22,129
11,596	National Australia Bank Ltd.	379,274
4,220	OneSteel Ltd.	24,006
1,516	Orica Ltd.	35,796
3,504	Origin Energy Ltd.	29,161
7,968	PaperlinX Ltd.	21,604
2,940	Publishing & Broadcasting Ltd.	46,058
19,102	Qantas Airways Ltd.	93,187
2,140	QBE Insurance Group Ltd.	54,330
5,560	Santos Ltd.	62,681
10,776	Smorgon Steel Group Ltd.	25,137
2,658	St. George Bank Ltd.	78,016
7,316	Stockland	47,884
4,554	Suncorp-Metway Ltd.	74,839
7,146	Symbion Health Ltd.	25,220
3,164	TABCORP Holdings Ltd.	43,739
137,140	Telstra Corporation Ltd.	538,041
3,568	Transurban Group	21,753

2,170	Wesfarmers Ltd.	$72,047
8,770	Westfield Group	141,883
10,172	Westpac Banking Corp.	226,138
2,332	Woodside Petroleum Ltd.	85,258
3,892	Woolworths Ltd.	90,184
		4,218,345
	China—16.8%
57,168	BOC Hong Kong Ltd.	146,601
4,856	China Merchants Holdings International Co. Ltd.	23,573
54,942	China Mobile Ltd.	631,295
55,036	China Netcom Group Corp. (Hong Kong) Ltd.	140,366
15,204	China Overseas Land & Investment Ltd.	32,203
13,116	China Resources Enterprise Ltd.	51,923
98,814	China Unicom Ltd.	176,714
22,706	Citic Pacific Ltd.	116,695
228,182	CNOOC Ltd.	271,525
9,240	Cosco Pacific Ltd.	24,127
52,194	Lenovo Group Ltd.	34,560
233,280	Semiconductor Manufacturing International Corp.*	30,071
15,158	Tingyi Holding Corp.	17,851
		1,697,504
	France—0.4%
7,078	AXA Asia Pacific Holdings Ltd.	44,089

	Germany—0.4%
1,084	Leighton Holdings Ltd.	35,860

	Hong Kong—23.1%
6,422	Bank of East Asia Ltd.	38,348
29,612	Cathay Pacific Airways Ltd.	77,161
12,672	Cheung Kong Ltd.	177,816
12,826	Cheung Kong Infrastructure Holdings Ltd.	45,636
13,310	Chinese Estates Holdings Ltd.	24,179
19,144	CLP Holdings Ltd.	128,493
7,516	Dah Sing Banking Group Ltd.	17,290
1,702	Dah Sing Financial Group	15,506
2,468	Esprit Holdings Ltd.	32,982
4,996	Great Eagle Holdings Ltd.	18,755
33,062	Guangdong Investment Ltd.	21,638
8,716	Hang Lung Group Ltd.	42,736
18,198	Hang Lung Properties Ltd.	66,938
13,592	Henderson Investment Ltd.	22,473
12,714	Henderson Land Development Co. Ltd.	91,584
26,182	Hong Kong and China Gas Co.Ltd.	60,726
2,180	Hong Kong Exchanges & Clearing Ltd.	35,573
20,660	Hongkong Electric Holdings Ltd.	102,484
12,000	Hongkong Land Holdings Ltd.	50,655
4,038	Hopewell Holdings Ltd.	17,435
15,272	Hutchison Telecommunications International Ltd.	18,894
35,764	Hutchison Whampoa Ltd.	380,176
7,676	Hysan Development Co. Ltd.	19,780
22,426	Johnson Electric Holdings Ltd.	11,871

4,900	Kerry Properties Ltd.	$35,310
11,994	Li & Fung Ltd.	41,559
24,382	MTR Corp. Ltd.	60,897
22,206	New World Development Co. Ltd.	54,246
28,000	Noble Group Ltd.	30,840
4,562	Orient Overseas International Ltd.	54,306
8,548	Shanghai Industrial Holdings Ltd.	36,962
7,916	Shangri-La Asia Ltd.	18,744
10,236	Sino Land Co. Ltd.	22,796
14,894	Sun Hung Kai Properties Ltd.	189,415
9,238	Swire Pacific Ltd.	104,563
22,720	Wharf Holdings (The) Ltd.	93,794
12,026	Wheelock and Co. Ltd.	31,066
1,416	Wing Hang Bank Ltd.	17,755
1,482	Wing Lung Bank Ltd.	15,496
		2,326,878
	Malaysia—0.3%
2,364	Guoco Group Ltd.	34,380

	Mexico—0.4%
2,616	Rinker Group Ltd.	35,526

	New Zealand—1.6%
11,078	Air New Zealand Ltd.	22,603
3,906	Contact Energy Ltd.	27,664
2,452	Fletcher Building Ltd.	23,461
10,744	Goodman Fielder Ltd.	23,283
18,552	Telecom Corp. of New Zealand Ltd.	64,772
		161,783
	Norway—0.2%
16,800	Total Access Communication PCL	22,439

	Singapore—10.5%
8,000	Capitaland Ltd.	38,706
16,000	Chartered Semiconductor Manufacturing Ltd.*	11,618
4,000	City Developments Ltd.	39,171
14,000	ComfortDelGro Corp. Ltd.	18,800
8,000	DBS Group Holdings Ltd.	119,517
8,000	Fraser and Neave Ltd.	27,215
6,000	Keppel Corp. Ltd.	52,302
26,000	Neptune Orient Lines Ltd.	94,344
14,000	Oversea-Chinese Banking Corp. Ltd.	82,735
50,170	PCCW Ltd.	30,718
8,000	SembCorp Industries Ltd.	29,784
8,000	Singapore Airlines Ltd.	100,971
12,000	Singapore Press Holdings Ltd.	35,258
18,000	Singapore Technologies Engineering Ltd.	43,275
82,000	Singapore Telecommunications Ltd.	186,160
16,000	SMRT Corp. Ltd.	18,633
8,000	United Overseas Bank Ltd.	116,863
4,000	UOL Group Ltd.	13,939

		$1,060,009
	Taiwan, Province of China—0.5%
7,660	Foxconn International Holdings Ltd.*	21,931
10,514	Yue Yuen Industrial Ltd.	32,750
		54,681
	United Kingdom—3.5%
15,870	Hang Seng Bank Ltd.	250,084
1,288	Rio Tinto Ltd.	100,936
		351,020
	United States—0.4%
1,746	Caltex Australia Ltd.	36,992

	Total Common Stocks (Cost $9,971,562)	10,079,506

	Money Market Fund—0.1%
9,659	Liquid Assets Portfolio Private Class** (Cost $9,659)	9,659

	Total Investments (Cost $9,981,221)(a)—100.0%	10,089,165
	Other assets less liabilities—0.0%	3,711
	Net Assets—100.0%	$10,092,876

* Non-income producing security.
** Affiliated investment.

(a)   The cost stated also approximates the aggregate cost for Federal income tax purposes. At July 31, 2007, net unrealized appreciation was $107,944 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $363,339 and aggregate gross unrealized depreciation of $255,395.

SECTOR BREAKDOWN
July 31, 2007 (Unaudited)

	Value	Net Assets
Financials	$4,107,424	40.8%
Telecommunication Services	1,809,399	17.9
Industrials	1,620,308	16.1
Materials	801,046	7.9
Energy	485,617	4.8
Consumer Staples	387,917	3.8
Utilities	386,641	3.8
Consumer Discretionary	336,512	3.3
Information Technology	98,180	1.0
Health Care	46,462	0.5
Money Market Fund	9,659	0.1
Total investments	10,089,165	100.0
Other assets less liabilities	3,711	0.0
Net Assets	$10,092,876	100.0%

Schedule of Investments

PowerShares FTSE RAFI Europe Portfolio

July 31, 2007 (Unaudited)

Number
of Shares		Value
	Common Stocks—97.3%
	Australia—0.3%
449	BHP Billiton PLC	$13,180

	Austria—0.6%
62	Erste Bank der oesterreichischen Sparkassen AG	4,667
13	EVN AG	1,491
117	OMV AG	7,273
15	Raiffeisen International Bank-Holding AG	2,245
144	Telekom Austria AG	3,510
52	Oesterreichische Elektrizitaetswirtschafts-AG, Class A	2,537
39	voestalpine AG	3,246
23	Wiener Staedtische Versicherung AG	1,614
27	Wienerberger AG	1,866
		28,449
	Belgium—2.5%
95	AgfaGevaert N.V.	2,007
202	Belgacom S.A.	8,182
7	Colruyt S.A.	1,486
57	Compagnie Nationale A Portefeuille S.A.	4,031
86	Delhaize Group	8,001
581	Dexia S.A.	16,621
476	Fortis, Class A	18,770
476	Fortis, Class B	18,778
54	Groupe Bruxelles Lambert S.A.	6,563
153	InBev N.V.	12,327
128	KBC Groep N.V.	16,661
43	Solvay S.A.	6,526
46	UCB S.A.	2,585
11	Umicore	2,496
		125,034
	Denmark—1.0%
1	AP Moeller - Maersk A/S, Class A	13,051
1	AP Moeller - Maersk A/S, Class B	13,194
29	Carlsberg A/S, Class B	3,722
23	Danisco A/S	1,711
271	Danske Bank A/S	11,419
52	H. Lundbeck A/S	1,338
15	Jyske Bank A/S*	1,185
56	Novo Nordisk A/S, Class B	5,878
		51,498
	Finland—1.8%
334	Fortum Oyj	10,780
25	Kone Oyj, Class B	1,674
44	Metso Corp.	2,787
122	Neste Oil Oyj	4,367
1,285	Nokia Oyj	36,726

79	Outokumpu Oyj	$2,448
223	Sampo Oyj, Class A	6,693
75	SanomaWSOY Oyj	2,400
643	Stora Enso Oyj, Class R	11,058
45	TietoEnator Oyj	1,095
373	UPM-Kymmene Oyj	8,292
		88,320
	France—16.6%
80	Accor S.A.	6,817
21	Aeroports de Paris	2,346
153	Air France-KLM	6,890
598	Alcatel-Lucent	6,981
193	Alliance Trust (The) PLC	1,411
45	Alstom	8,096
46	Arkema*	2,978
49	Atos Origin S.A.*	2,910
900	Axa	35,140
403	BNP Paribas	44,322
140	Bouygues S.A.	11,219
48	Cap Gemini S.A.	3,157
386	Carrefour S.A.	27,387
103	Casino Guichard-Perrachon S.A.	10,035
94	Christian Dior S.A.	11,573
207	Compagnie de Saint-Gobain	22,856
92	CNP Assurances	12,067
74	Compagnie Generale des Etablissements Michelin, Class B	9,775
725	Credit Agricole S.A.	27,716
20	Dassault Systemes S.A.	1,200
26	Eiffage S.A.	3,474
405	Electricite de France	41,043
38	Essilor International S.A.	2,319
17	Eurazeo	2,383
1,583	France Telecom S.A.	42,579
348	Gaz de France	16,170
135	Groupe DANONE	9,819
13	Hermes International	1,312
27	Imerys S.A.	2,647
50	JC Decaux S.A.	1,553
7	Klepierre	1,074
89	Lafarge S.A.	15,083
76	Lagardere S.C.A	6,007
67	Legrand S.A.	2,302
147	L’Oreal S.A.	16,786
114	LVMH Moet Hennessy Louis Vuitton S.A.	12,747
14	Mobistar S.A.	1,099
200	Natixis	4,435
117	PagesJaunes S.A.	2,354
18	Pernod Ricard S.A.	3,782
348	PSA Peugeot Citroen	29,294
85	PPR	14,823
56	Publicis Groupe	2,396
179	Renault S.A.	25,882
126	Safran S.A.	3,140
346	Sanofi-Aventis	28,997
83	Schneider Electric S.A.	11,080
22	Societe BIC S.A.	1,589
28	Societe des Autoroutes Paris-Rhin-Rhone	2,761
174	Societe Generale	29,922
79	Societe Television Francaise 1	2,638
65	Sodexho Alliance S.A.	4,294

679	Suez S.A.	$35,722
37	Technip S.A.	3,021
82	Thales S.A.	4,694
203	Thomson	3,331
1,307	Total S.A.	102,981
19	Unibail-Rodamco	4,485
88	Valeo S.A.	4,514
8	Vallourec S.A.	2,070
216	Veolia Environnement	16,057
121	Vinci S.A.	8,672
779	Vivendi	33,106
12	Wendel	2,160
		821,473
	Germany—14.2%
68	Adidas AG	4,122
214	Allianz SE	45,573
47	Altana AG	1,108
107	Arcandor AG*	3,285
270	BASF AG	34,938
349	Bayer AG	24,679
442	Bayerische Motoren Werke (BMW) AG	27,509
47	Beiersdorf AG	3,263
96	Celesio AG	5,799
239	Commerzbank AG	10,297
49	Continental AG	7,087
1,081	DaimlerChrysler AG	97,944
250	Deutsche Bank AG	34,082
22	Deutsche Boerse AG	2,581
250	Deutsche Lufthansa AG	7,025
605	Deutsche Post AG	17,736
69	Deutsche Postbank AG	5,360
3,186	Deutsche Telekom AG	54,777
322	E.ON AG	50,520
11	Euler Hermes S.A.	1,620
25	Fraport AG	1,697
87	Fresenius Medical Care AG & Co. KGaA	4,114
19	Fresenius SE	1,388
87	Hannover Rueckversicherung AG	3,872
318	Hanson PLC	6,997
32	HeidelbergCement AG	4,703
48	Heidelberger Druckmaschinen AG	2,343
64	Henkel KGaA	3,125
41	Hypo Real Estate Holding AG	2,512
316	Infineon Technologies AG*	5,177
59	Lanxess	3,169
62	Linde AG	7,351
54	MAN AG	7,832
47	Merck KGaA	5,844
232	Metro AG	18,053
113	Muenchener Rueckversicherungs-Gesellschaft AG	19,458
42	RTL Group	4,701
262	RWE AG	27,773
19	Salzgitter AG	3,862
174	SAP AG	9,402
374	Siemens AG	47,361
169	Suedzucker AG	3,223
308	ThyssenKrupp AG	17,077
282	TUI AG*	7,941
232	Volkswagen AG	41,868

12	Wacker Chemie AG	$2,940
		703,088
	Ireland—0.7%
293	Allied Irish Banks PLC	7,611
92	Anglo Irish Bank Corp. PLC	1,705
306	Bank of Ireland	5,718
176	CRH PLC	7,815
169	Depfa Bank PLC	3,420
124	Irish Life & Permanent PLC	2,980
69	Kerry Group PLC, Class A	1,831
201	Ryanair Holdings PLC*	1,442
		32,522
	Italy—7.4%
594	AEM SpA	1,964
350	Alleanza Assicurazioni SpA	4,422
557	Assicurazioni Generali SpA	21,890
187	Atlantia SpA	6,311
71	Autogrill SpA	1,480
408	Banca Carige SpA	1,895
998	Banca Monte dei Paschi di Siena SpA	6,354
88	Banca Popolare dell’Emilia Romagna Scrl	2,138
134	Banca Popolare di Milano Scarl	1,923
183	Banco Popolare Scarl*	4,522
105	Benetton Group SpA	1,740
654	Capitalia SpA	6,166
14	Ciments Francais S.A.	3,184
405	Compagnia Assicuratrice Unipol SpA	1,358
4,417	Enel SpA	45,620
2,422	Eni SpA	84,805
594	Fiat SpA	17,478
153	Finmeccanica SpA	4,595
80	Fondiaria - Sai SpA	3,820
62	Gestevision Telecinco S.A.	1,687
224	Gruppo Editoriale L’Espresso SpA	1,184
861	IFIL Investments SpA	9,050
2,001	Intesa Sanpaolo	15,145
72	Italcementi SpA	1,976
84	Italcementi SpA Rnc	1,484
53	Lottomatica SpA	1,957
93	Luxottica Group SpA	3,381
550	Mediaset SpA	5,728
188	Mediobanca SpA	3,947
199	Mediolanum SpA	1,496
405	Parmalat SpA	1,440
3,799	Pirelli & C. SpA	4,290
219	RCS MediaGroup SpA	1,224
88	Saipem SpA	3,144
356	Saras SpA	2,119
14,140	Seat Pagine Gialle SpA	7,840
1,626	Snam Rete Gas SpA	8,960
4,204	Telecom Italia SpA	9,076
9,328	Telecom Italia SpA Rnc	24,983
1,407	Terna-Rete Elettrica Nationale SpA	4,782
2,994	UniCredito Italiano SpA	25,411
223	Unione di Banche Italiane Scpa	5,512
		367,481

	Luxembourg—0.2%
138	Banco Espirito Santo S.A.	$3,240
216	SES	4,576
		7,816
	Netherlands—10.9%
793	ABN AMRO Holding N.V.	39,146
888	Aegon N.V.	16,087
149	Akzo Nobel N.V.	12,278
322	Arcelor Mittal	19,756
68	ASML Holding N.V.*	2,004
27	Corio N.V.	1,926
508	European Aeronautic Defence and Space Co.	15,238
48	Heineken Holding N.V.	2,592
96	Heineken N.V.	6,087
1,504	ING Groep N.V.	63,522
1,573	Koninklijke Ahold N.V.*	19,921
126	Koninklijke DSM N.V.	6,513
774	Koninklijke (Royal) KPN N.V.	11,981
490	Koninklijke (Royal) Philips Electronics N.V.	19,818
27	Randstad Holding N.V.	1,749
66	Reed Elsevier N.V.	1,213
35	Rodamco Europe N.V.	4,523
2,925	Royal Dutch Shell PLC, Class A	113,964
2,198	Royal Dutch Shell PLC, Class B	86,955
30	Royal Numico N.V.	2,184
184	SNS Reaal	4,096
135	TNT N.V.	5,797
1,297	Unilever N.V.	39,219
1,308	Unilever PLC	40,813
87	Wolters Kluwer N.V.	2,550
		539,932
	Norway—1.9%
68	Aker Kvaerner ASA	1,739
674	DnB NOR ASA	8,887
617	Norsk Hydro ASA	23,778
182	Norske Skogindustrier ASA	2,535
443	Orkla ASA	8,337
1,223	Statoil ASA	36,189
137	Storebrand ASA	2,053
400	Telenor ASA	7,324
78	Yara International ASA	2,076
		92,918
	Portugal—0.6%
110	Banco BPI S.A.	1,015
1,310	Banco Comercial Portugues S.A.	6,675
180	Brisa – Auto-Estradas de Portugal S.A.	2,443
277	CIMPOR-Cimentos de Portugal, SGPS S.A.	2,731
1,444	Energias de Portugal S.A.	8,185
498	Portugal Telecom, SGPS S.A.	6,968
		28,017
	South Africa—0.0%
46	Mondi Ltd.	395

	Spain—5.1%
131	Abertis Infraestructuras S.A.	$3,832
12	Acciona S.A.	3,080
83	Acerinox S.A.	2,149
63	ACS, Actividades de Construccion y Servicios S.A.	3,734
105	Altadis S.A.	6,833
1,061	Banco Bilbao Vizcaya Argentaria S.A.	25,987
253	Banco de Sabadell S.A.	2,725
142	Banco Espanol de Credito S.A.	2,967
362	Banco Popular Espanol S.A.	6,482
1,805	Banco Santander Central Hispano S.A.	34,393
110	Bankinter S.A.	1,894
99	Compania Espanola de Petroleos S.A.	9,009
70	Enagas	1,665
193	Endesa S.A.	10,452
39	Fomento de Construcciones y Contratas S.A.	3,512
40	Gamesa Corporacion Tecnologica S.A.	1,604
152	Gas Natural SDG S.A.	8,728
18	Gecina S.A.	2,924
36	Grupo Ferrovial S.A.	3,211
452	Iberdrola S.A.	25,156
59	Industria de Diseno Textil S.A.	3,531
621	Mapfre S.A.	2,876
14	Metrovacesa S.A.	1,530
795	Repsol YPF S.A.	29,985
44	Sacyr Vallehermoso S.A.	2,002
1,981	Telefonica S.A.	46,386
107	Union Fenosa S.A.	5,853
		252,500
	Sweden—3.3%
98	Assa Abloy AB, Class B	2,117
181	Atlas Copco AB, Class A	3,115
121	Atlas Copco AB, Class B	1,936
59	Boliden AB	1,348
297	Electrolux AB, Series B	7,427
141	Hennes & Mauritz AB, Class B	8,102
83	Holmen AB, Class B	3,485
132	Husqvarna AB, Class B	1,818
128	Industrivarden AB, Class A	2,768
56	Industrivarden AB, Class C	1,153
172	Investor AB, Class A	4,360
248	Investor AB, Class B	6,415
1,054	Nordea Bank AB	16,982
369	Sandvik AB	7,418
59	Scania AB, Class A	1,478
197	Scania AB, Class B	4,695
218	Securitas AB, Class B	3,316
236	Skandinaviska Enskilda Banken AB, Class A	8,067
249	Skanska AB, Class B	5,319
174	SKF AB, Class B	3,626
57	SSAB Svenskt Stal AB, Series A	2,045
20	SSAB Svenskt Stal AB, Series B	682
447	Svenska Cellulosa AB, Class B	7,891
299	Svenska Handelsbanken AB, Class A	8,574
213	Swedbank AB, Class A	7,735
73	Swedish Match AB	1,423
226	Tele2 AB, Class B	3,929
2,839	Telefonaktiebolaget LM Ericsson, Class B	10,629

1,464	TeliaSonera AB	$11,069
281	Volvo AB, Class A	5,197
603	Volvo AB, Class B	11,085
		165,204
	Switzerland—6.1%
423	ABB Ltd.	10,159
86	Adecco S.A.	5,973
26	Baloise Holding AG	2,432
58	Ciba Specialty Chemicals AG	3,521
169	Clariant AG	2,617
90	Compagnie Financiere Richemont S.A., Class A	5,633
475	Credit Suisse Group	30,944
6	Geberit AG	977
2	Givaudan S.A.	1,869
91	Holcim Ltd.	9,627
35	Julius Baer Holding AG	2,444
28	Kuehne & Nagel International AG	2,735
16	Lonza Group AG	1,505
129	Nestle S.A.	49,492
637	Novartis AG	34,314
29	Pargesa Holding S.A.	3,173
6	Roche Holding AG Br	1,189
139	Roche Holding AG	24,585
20	Schindler Holding AG Ptg	1,279
14	Schindler Holding AG	889
1	SGS S.A.	1,204
341	STMicroelectronics N.V.	5,856
7	Swatch Group AG-Bearer	2,109
20	Swatch Group AG-Registered	1,165
20	Swiss Life Holding	4,922
163	Swiss Re	13,967
30	Swisscom AG	10,197
28	Syngenta AG	5,276
17	Synthes, Inc.	1,980
687	UBS AG	37,983
75	Zurich Financial Services AG	21,825
		301,841
	United Kingdom—24.1%
123	3i Group PLC	2,665
243	Alliance & Leicester PLC	5,074
419	Anglo American PLC	24,338
272	Antofagasta PLC	3,965
356	Associated British Foods PLC	6,066
428	AstraZeneca PLC	22,130
1,637	Aviva PLC	22,760
1,134	BAE Systems PLC	9,618
2,838	Barclays PLC	39,881
292	BBA Aviation PLC	1,438
652	BG Group PLC	10,611
13,416	BP PLC	155,488
343	Bradford & Bingley PLC	2,892
599	British Airways PLC*	4,780
710	British American Tobacco PLC	22,955
135	British Land Co. PLC	3,367
223	British Sky Broadcasting Group PLC	3,000
4,494	BT Group PLC	28,495
164	Bunzl PLC	2,164
104	Burberry Group PLC	1,329

2,054	Cable & Wireless PLC	$7,009
817	Cadbury Schweppes PLC	10,132
89	Capita Group PLC	1,290
221	Carnival PLC	9,645
169	Carphone Warehouse Group (The) PLC	1,208
1,953	Centrica PLC	14,162
317	Cobham PLC	1,220
1,358	Compass Group PLC	9,166
126	Daily Mail & General Trust	1,824
917	Diageo PLC	18,739
1,401	DSG International PLC	4,418
297	Electrocomponents PLC	1,501
110	EMAP PLC	1,861
365	EMI Group PLC	1,870
142	Enterprise Inns PLC	1,938
703	Experian Group Ltd.	8,074
304	Foreign & Colonial Investment Trust PLC	1,819
1,114	Friends Provident PLC	4,186
605	G4S PLC	2,640
490	GKN PLC	3,807
1,940	GlaxoSmithKline PLC	49,121
87	Hammerson PLC	2,098
697	Hays PLC	2,258
1,659	HBOS PLC	32,320
640	Home Retail Group PLC	5,318
5,059	HSBC Holdings PLC	93,786
113	ICAP PLC	1,088
443	Imperial Chemical Industries PLC	5,601
155	Imperial Tobacco Group PLC	6,798
233	InterContinental Hotels Group PLC	5,305
129	International Personal Finance PLC*	577
255	International Power PLC	2,121
269	Invesco PLC	3,365
1,659	ITV PLC	3,411
1,252	J Sainsbury PLC	14,491
96	Johnson Matthey PLC	3,294
94	Kazakhmys PLC	2,394
298	Kesa Electricals PLC	1,927
1,720	Kingfisher PLC	7,382
828	Ladbrokes PLC	6,803
163	Land Securities Group PLC	5,553
4,611	Legal & General Group PLC	13,004
124	Liberty International PLC	2,586
3,655	Lloyds TSB Group PLC	41,133
478	LogicaCMG PLC	1,490
30	Lonmin PLC	2,104
217	Man Group PLC	2,469
556	Marks & Spencer Group PLC	7,080
261	Mitchells & Butlers PLC	4,081
115	Mondi PLC	1,009
879	National Grid PLC	12,467
66	Next PLC	2,521
157	Northern Rock PLC	2,572
3,292	Old Mutual PLC	10,793
414	Pearson PLC	6,638
99	Persimmon PLC	2,317
64	Provident Financial PLC	1,162
1,313	Prudential PLC	18,065
339	Rank Group PLC	1,166
122	Reckitt Benckiser PLC	6,531
112	Reed Elsevier PLC	1,381
954	Rentokil Initial PLC	2,988

482	Reuters Group PLC	$6,040
342	Rexam PLC	3,466
240	Rio Tinto PLC	17,323
456	Rolls-Royce Group PLC	4,681
1,936	Royal & Sun Alliance Insurance Group PLC	5,192
4,003	Royal Bank of Scotland Group PLC	47,681
315	SABMiller PLC	8,082
236	Sage Group (The) PLC	1,098
23	Schroders PLC Ntvg	506
59	Schroders PLC	1,461
575	Scottish & Newcastle PLC	6,882
272	Scottish and Southern Energy PLC	7,951
173	Segro PLC*	1,879
186	Severn Trent PLC	4,830
91	Shire PLC	2,231
709	Signet Group PLC	1,400
163	Smith & Nephew PLC	1,941
148	Smiths Group PLC	3,116
407	Standard Chartered PLC	13,314
272	Tate & Lyle PLC	3,116
2,448	Tesco PLC	20,116
682	Tomkins PLC	3,243
44	Travis Perkins PLC	1,675
200	Trinity Mirror PLC	2,044
129	United Business Media PLC	1,977
522	United Utilities PLC	7,097
33,423	Vodafone Group PLC	100,522
111	Whitbread PLC	3,728
219	William Hill PLC	2,666
887	William Morrison Supermarkets PLC	5,406
121	Witan Investment Trust PLC	1,144
255	Wolseley PLC	5,563
368	WPP Group PLC	5,276
107	Xstrata PLC	6,823
139	Yell Group PLC	1,297
		1,188,860
	United States—0.0%
45	Zardoya Otis S.A.	1,378

	Total Common Stocks (Cost $4,990,723)	4,809,906

	Preferred Stocks—0.6%
	Germany—0.5%
47	Fresenius SE	3,730
88	Henkel KGaA	4,763
3	Porsche AG	5,453
114	Volkswagen AG	12,715
		26,661
	Italy—0.1%
834	Unipol SpA	2,648

	Total Preferred Stocks (Cost $28,197)	29,309

	Rights—0.0%
	Spain—0.0%
6	Abertis Infrastructuras S.A.*	$178

	Sweden—0.0%
20	SSAB Svenskt Stal AB, Series B	59
57	SSAB Svenskt Stal AB, Series A	196
		255
	Total Rights (Cost $0)	433

	Total Investments (Cost $5,018,920)(a)—97.9%	4,839,648
	Other assets less liabilities—2.1%	101,933
	Net Assets—100.0%	$4,941,581

*Non-income producing security.

(a)   The cost stated also approximates the aggregate cost for Federal income tax purposes.  At July 31, 2007, net unrealized depreciation was $179,272 based on cost for Federal income tax purposes.  This consisted of aggregated gross unrealized appreciation of $35,484 and aggregate gross unrealized depreciation of $214,756.

SECTOR BREAKDOWN
July 31, 2007 (Unaudited)

	Value	Net Assets
Financials	$1,327,772	26.9%
Energy	675,428	13.7
Consumer Discretionary	608,905	12.3
Consumer Staples	428,632	8.7
Industrials	397,092	8.0
Telecommunication Services	389,305	7.9
Utilities	372,086	7.5
Materials	349,712	7.0
Health Care	201,490	4.1
Information Technology	89,226	1.8
Total investments	4,839,648	97.9
Other assets less liabilities	101,933	2.1
Net Assets	$4,941,581	100.0%

Schedule of Investments

PowerShares FTSE RAFI Japan Portfolio

July 31, 2007 (Unaudited)

Number
of Shares		Value
	Common Stocks—99.9%
	Consumer Discretionary—22.1%
800	Aisin Seiki Co. Ltd.	$31,280
200	Aoyama Trading Co. Ltd.	5,728
200	Benesse Corp.	6,149
2,000	Bosch Corp.	10,397
2,600	Bridgestone Corp.	54,593
2,000	Calsonic Kansei Corp.	7,527
600	Canon Marketing Japan, Inc.	10,803
600	Casio Computer Co. Ltd.	9,098
1,600	Daiei (The), Inc.*	14,400
2,000	Daihatsu Motor Co. Ltd.	20,288
2,000	Daimaru (The), Inc.	22,393
200	Daito Trust Construction Co. Ltd.	9,879
2,000	Daiwa House Industry Co. Ltd.	26,098
1,800	Denso Corp.	67,462
6	Dentsu, Inc.	15,267
400	EDION Corp.	4,336
200	Fast Retailing Co. Ltd.	11,284
6,000	Fuji Heavy Industries Ltd.	27,958
8	Fuji Television Network, Inc.	16,111
1,600	FUJIFILM Holdings Corp.	69,693
200	Funai Electric Co. Ltd.	11,210
2,000	Hankyu Department Stores, Inc.	19,248
2,000	Haseko Corp.*	5,282
600	Heiwa Corp.	7,327
4,000	Honda Motor Co. Ltd.	144,506
600	Isetan Co. Ltd.	9,524
6,000	Isuzu Motors Ltd.	32,408
400	Izumi Co. Ltd.	6,343
2,000	Koito Manufacturing Co. Ltd.	23,300
200	Makita Corp.	9,195
1,200	Marui Co. Ltd.	13,479
8,000	Matsushita Electric Industrial Co. Ltd.	145,529
6,000	Mazda Motor Corp.	33,910
20,000	Mitsubishi Motors Corp.*	30,422
2,000	Mitsukoshi Ltd.	9,519
2,000	NGK Spark Plug Co. Ltd.	36,112
2,000	NHK Spring Co. Ltd.	17,928
2,000	Nikon Corp.	63,021
80	Nippon Television Network Corp.	10,531
10,600	Nissan Motor Co. Ltd.	113,993
2,000	Nisshinbo Industries, Inc.	24,593
600	NOK Corp.	12,090
2,000	Onward Kashiyama Co. Ltd.	23,758
200	Oriental Land Co. Ltd.	10,374
1,000	Pioneer Corp.	13,380

200	Sankyo Co. Ltd.	$7,959
24,000	Sanyo Electric Co. Ltd.*	36,989
400	Sega Sammy Holdings, Inc.	5,727
2,000	Sekisui Chemical Co. Ltd.	15,526
2,000	Sekisui House Ltd.	24,691
4,000	Sharp Corp.	68,588
200	Shimamura Co. Ltd.	19,238
200	Shimano, Inc.	6,323
2,800	Sony Corp.	148,741
400	Stanley Electric Co. Ltd	9,423
2,000	Sumitomo Forestry Co. Ltd.	18,319
800	Sumitomo Rubber Industries Ltd.	9,506
1,400	Suzuki Motor Corp.	40,588
2,000	Takashimaya Co. Ltd.	22,412
400	Toho Co. Ltd.	7,313
400	Tokyo Broadcasting System, Inc.	10,756
2,000	Toyobo Co. Ltd.	5,355
400	Toyoda Gosei Co. Ltd.	12,634
800	Toyota Auto Body Co. Ltd.	13,195
800	Toyota Industries Corp.	36,063
5,400	Toyota Motor Corp.	326,626
4	TV Asahi Corp.	7,430
2,000	Victor Co. of Japan Ltd.	5,778
120	Yamada Denki Co. Ltd.	11,864
600	Yamaha Corp.	13,019
800	Yamaha Motor Co. Ltd.	22,399
2,000	Yokohama Rubber (The) Co. Ltd.	14,225
		2,188,413
	Consumer Staples—5.8%
2,200	Aeon Co. Ltd.	34,962
2,000	Ajinomoto Co., Inc.	24,099
1,800	Asahi Breweries Ltd.	25,495
400	Coca-Cola West Holdings Ltd.	8,303
2,000	Ezaki Glico Co. Ltd.	19,707
400	FamilyMart Co. Ltd.	10,340
400	House Foods Corp.	5,921
10	Japan Tobacco, Inc.	50,565
2,000	Kao Corp.	54,881
2,000	Kikkoman Corp.	26,958
4,000	Kirin Holdings Co. Ltd.	56,549
200	LAWSON, Inc.	6,842
2,000	Lion Corp.	10,940
2,000	Meiji Dairies Corp.	11,747
2,000	Meiji Seika Kaisha Ltd.	8,806
2,000	Nichirei Corp.	9,541
2,000	Nippon Meat Packers, Inc.	21,584
1,000	Nisshin Seifun Group, Inc.	9,284
400	Nissin Food Products Co. Ltd.	12,183
800	Q.P. Corp.	7,722
600	Ryoshoku Ltd.	13,189
2,000	Sapporo Holdings Ltd.	11,978
10,000	Seiyu (The) Ltd.*	10,446
2,000	Shiseido Co. Ltd.	42,436
2,000	Toyo Suisan Kaisha Ltd.	32,877

200	Unicharm Corp.	$10,832
2,000	UNY Co. Ltd.	21,020
200	Yakult Honsha Co. Ltd.	4,694
2,000	Yamazaki Baking Co. Ltd.	15,902
		579,803
	Energy—2.7%
6,000	Cosmo Oil Co. Ltd.	33,898
6	INPEX Holdings, Inc.	60,235
200	Japan Petroleum Exploration Co. Ltd.	13,469
3,000	Nippon Mining Holdings, Inc.	30,007
8,000	Nippon Oil Corp.	70,866
2,000	Showa Shell Sekiyu K.K.	24,654
4,000	TonenGeneral Sekiyu K.K.	38,807
		271,936
	Financials—12.1%
2,000	77 Bank (The) Ltd.	13,151
660	Acom Co. Ltd.	23,451
800	Aiful Corp.	19,968
2,000	Aioi Insurance Co. Ltd.	11,773
2,000	Bank of Kyoto (The) Ltd.	26,842
2,000	Bank of Yokohama (The) Ltd.	13,838
2,000	Chiba Bank (The) Ltd.	16,748
2,000	Chugoku Bank (The) Ltd.	26,681
400	Credit Saison Co. Ltd.	9,735
2,000	Daiwa Securities Group, Inc.	21,111
2,000	Fuji Fire and Marine Insurance (The) Co. Ltd.	7,623
2,000	Fukuoka Financial Group, Inc.	12,783
2,000	Gunma Bank Ltd.	13,231
2,000	Hachijuni Bank (The) Ltd.	14,514
2,000	Hiroshima Bank (The) Ltd.	11,264
400	Hitachi Capital Corp.	5,584
2,000	Iyo Bank (The) Ltd.	17,619
2,000	Joyo Bank (The) Ltd.	11,566
200	Leopalace21 Corp.	6,291
1,400	Millea Holdings, Inc.	55,410
2,000	Mitsubishi Estate Co. Ltd.	50,623
8	Mitsubishi UFJ Financial Group, Inc.	84,946
1,120	Mitsubishi UFJ Lease & Finance Co. Ltd.	49,518
2,000	Mitsubishi UFJ Securities Co.	21,459
2,000	Mitsui Fudosan Co. Ltd.	51,956
2,000	Mitsui Sumitomo Insurance Co. Ltd.	22,967
2,000	Mitsui Trust Holdings, Inc.	17,590
8	Mizuho Financial Group, Inc.	56,061
1,000	Nikko Cordial Corp.	13,349
2,000	NIPPONKOA Insurance Co. Ltd.	18,023
2,000	Nissay Dowa General Insurance Co. Ltd.	11,195
2,600	Nomura Holdings, Inc.	49,103
2,000	Orient Corp.	2,543
140	ORIX Corp.	33,433
800	Promise Co. Ltd.	21,490
2,000	San-in Godo Bank (The) Ltd.	17,474
260	Sanyo Shinpan Finance Co. Ltd.	7,837

2	Sapporo Hokuyo Holdings, Inc.	$21,137
40	SFCG Co. Ltd.	6,111
2,000	Shinko Securities Co. Ltd.	9,657
2,000	Shinsei Bank Ltd.	7,433
2,000	Shizuoka Bank (The) Ltd.	20,022
2,000	Sompo Japan Insurance, Inc.	23,105
6	Sumitomo Mitsui Financial Group, Inc.	53,950
2,000	Sumitomo Realty & Development Co. Ltd.	59,125
2,000	Sumitomo Trust & Banking (The) Co. Ltd.	16,800
300	T&D Holdings, Inc.	19,520
700	Takefuji Corp.	21,683
2,000	Tokyo Tatemono Co. Ltd.	24,006
2,000	Tokyu Land Corp.	18,687
2,000	Yamaguchi Financial Group, Inc.	25,008
		1,194,994
	Health Care—3.9%
200	Alfresa Holdings Corp.	13,611
600	Astellas Pharma, Inc.	24,526
600	Chugai Pharmaceutical Co. Ltd.	10,300
800	Daiichi Sankyo Co. Ltd.	21,993
400	Eisai Co. Ltd.	16,790
2,000	Kyowa Hakko Kogyo Co. Ltd.	20,057
600	Mediceo Paltac Holdings Co. Ltd.	8,780
2,000	Olympus Corp.	81,568
200	Ono Pharmaceutical Co. Ltd.	10,395
2,000	Shionogi & Co. Ltd.	31,757
400	Suzuken Co. Ltd.	12,387
2,000	Taisho Pharmaceutical Co. Ltd.	38,665
1,000	Takeda Pharmaceutical Co. Ltd.	64,813
2,000	Tanabe Seiyaku Co. Ltd.	23,307
200	Terumo Corp.	8,458
		387,407
	Industrials—21.7%
6,000	All Nippon Airways Co. Ltd.	22,540
2,000	Amada Co. Ltd.	23,232
4,000	Asahi Glass Co. Ltd.	53,285
6	Central Japan Railway Co.	61,731
4,000	Dai Nippon Printing Co. Ltd.	58,398
400	Daikin Industries Ltd.	15,549
10	East Japan Railway Co.	73,796
2,000	Ebara Corp.	9,506
200	Fanuc Ltd.	21,539
4,000	Fuji Electric Holdings Co. Ltd.	16,425
2,000	Fujikura Ltd.	12,337
2,000	Fukuyama Transporting Co. Ltd.	10,362
2,000	Furukawa Electric (The) Co. Ltd.	11,003
2,000	Hankyu Hanshin Holdings, Inc.	10,038
4,000	Hino Motors Ltd.	28,012
2,000	Hitachi Cable Ltd.	12,267
200	Hitachi Construction Machinery Co. Ltd.	7,893
400	Hitachi High-Technologies Corp.	9,638
4,000	IHI Corp.	15,189

6,000	Itochu Corp.	$74,888
12,000	Japan Airlines Corp.	23,251
2,000	JGC Corp.	40,948
800	JS Group Corp.	15,004
600	JTEKT Corp.	10,313
6,000	Kajima Corp.	24,415
2,000	Kamigumi Co. Ltd.	17,195
2,000	Kandenko Co. Ltd.	11,700
4,000	Kawasaki Heavy Industries Ltd.	17,578
2,000	Kawasaki Kisen Kaisha Ltd.	27,237
2,000	Keihan Electric Railway Co. Ltd.	7,145
2,000	Keihin Electric Express Railway Co. Ltd.	12,106
2,000	Keio Corp.	12,542
2,000	Keisei Electric Railway Co. Ltd.	10,179
2,000	Kinden Corp.	17,676
6,000	Kintetsu Corp.	17,673
600	Kokuyo Co. Ltd.	6,606
1,000	Komatsu Ltd.	31,402
2,000	Kubota Corp.	16,523
10,000	Marubeni Corp.	95,403
2,000	Matsushita Electric Works Ltd.	24,956
2,000	Minebea Co. Ltd.	10,796
5,200	Mitsubishi Corp.	152,786
6,000	Mitsubishi Electric Corp.	63,475
10,000	Mitsubishi Heavy Industries Ltd.	69,902
6,000	Mitsui & Co. Ltd.	140,292
2,000	Mitsui Engineering & Shipbuilding Co. Ltd.	10,839
2,000	Mitsui O.S.K. Lines Ltd.	31,066
4,000	Nagoya Railroad Co. Ltd.	11,703
2,000	NGK Insulators Ltd.	60,818
6,000	Nippon Express Co. Ltd.	32,342
2,000	Nippon Sheet Glass Co. Ltd.	10,453
4,000	Nippon Yusen Kabushiki Kaisha	40,124
2,000	Nishimatsu Construction Co. Ltd.	6,865
2,000	Nishi-Nippon Railroad Co. Ltd.	7,222
2,000	NSK Ltd.	19,064
2,000	NTN Corp.	16,418
4,000	Obayashi Corp.	21,079
2,000	Odakyu Electric Railway Co. Ltd.	11,682
400	SECOM Co. Ltd.	17,542
2,000	Seino Holdings Co. Ltd.	19,288
4,000	Shimizu Corp.	23,715
200	SMC Corp.	26,351
400	Sohgo Security Services Co. Ltd.	6,567
3,800	Sumitomo Corp.	73,224
2,200	Sumitomo Electric Industries Ltd.	35,698
2,000	Sumitomo Heavy Industries Ltd.	24,352
6,000	Taisei Corp.	21,075
2,000	Tobu Railway Co. Ltd.	8,699
2,000	Toda Corp.	10,852
4,000	Tokyu Corp.	24,723
400	Toppan Forms Co. Ltd.	4,376
4,000	Toppan Printing Co. Ltd.	43,116
2,000	TOTO Ltd.	16,901
1,000	Toyota Tsusho Corp.	26,010
8	West Japan Railway Co.	36,021

2,000	Yamato Holdings Co. Ltd.	$29,619
		2,152,535
	Information Technology—12.6%
200	Advantest Corp.	7,698
1,000	Alps Electric Co. Ltd.	9,862
2,000	Brother Industries Ltd.	28,639
2,000	Canon, Inc.	105,176
1,000	Citizen Holdings Co. Ltd.	9,199
200	CSK Holdings Corp.	6,425
200	Elpida Memory, Inc.*	8,788
12,000	Fujitsu Ltd.	78,806
20,000	Hitachi Ltd.	143,115
600	Hitachi Maxell Ltd.	6,866
400	Hoya Corp.	12,585
200	IBIDEN Co. Ltd.	14,589
200	Itochu Techno-Solutions Corp.	7,198
200	Keyence Corp.	42,748
400	Konami Corp.	9,027
1,000	Konica Minolta Holdings, Inc.	14,710
600	Kyocera Corp.	58,026
200	Mabuchi Motor Co. Ltd.	12,064
400	Murata Manufacturing Co. Ltd.	29,735
14,000	NEC Corp.	68,122
800	NEC Electronics Corp.*	22,765
200	Nidec Corp.	13,172
200	Nintendo Co. Ltd.	95,940
2,000	Nippon Electric Glass Co. Ltd.	31,026
200	Nomura Research Institute Ltd.	6,304
6	NTT Data Corp.	25,000
6,000	Oki Electric Industry Co. Ltd.	11,486
600	OMRON Corp.	15,821
200	Oracle Corp. Japan	8,842
2,000	Ricoh Co. Ltd.	43,135
200	Rohm Co. Ltd.	16,825
1,000	Seiko Epson Corp.	29,031
200	SUMCO Corp.	10,216
2,000	Taiyo Yuden Co. Ltd.	42,938
400	TDK Corp.	33,926
200	Tokyo Electron Ltd.	14,341
14,000	Toshiba Corp.	130,641
2,000	Toshiba TEC Corp.	11,409
600	Yokogawa Electric Corp.	8,098
		1,244,294
	Materials—8.9%
4,000	Asahi Kasei Corp.	28,433
2,000	Daicel Chemical Industries Ltd.	13,258
2,000	Daido Steel Co. Ltd.	14,373
4,000	Dainippon Ink and Chemicals, Inc.	15,549
2,000	Denki Kagaku Kogyo Kabushiki Kaisha	9,900
2,000	Dowa Holdings Co. Ltd.	23,758
600	Hitachi Chemical Co. Ltd.	12,608
2,000	Hitachi Metals Ltd.	24,078

1,000	JFE Holdings, Inc.	$68,234
400	JSR Corp.	9,984
2,000	Kaneka Corp.	16,234
8,000	Kobe Steel Ltd.	30,893
1,000	Kuraray Co. Ltd.	11,440
2,000	Mitsubishi Gas Chemical Co., Inc.	17,301
4,000	Mitsubishi Materials Corp.	25,456
2,000	Mitsubishi Rayon Co. Ltd.	14,887
2,000	Mitsui Chemicals, Inc.	15,438
2,000	Mitsui Mining & Smelting Co. Ltd.	9,559
4,000	Nippon Light Metal Co. Ltd.	10,263
8	Nippon Paper Group, Inc.	25,883
10,000	Nippon Steel Corp.	74,839
4,000	Nisshin Steel Co. Ltd.	17,399
200	Nitto Denko Corp.	10,440
6,000	Oji Paper Co. Ltd.	28,708
600	Shin-Etsu Chemical Co. Ltd.	44,080
4,000	Showa Denko K.K.	13,964
2,000	Sumitomo Bakelite Co. Ltd.	14,194
4,000	Sumitomo Chemical Co. Ltd.	29,683
6,000	Sumitomo Metal Industries Ltd.	34,377
2,000	Sumitomo Metal Mining Co. Ltd.	48,274
2,000	Sumitomo Osaka Cement Co. Ltd.	5,062
4,000	Taiheiyo Cement Corp.	16,930
2,000	Taiyo Nippon Sanso Corp.	17,875
4,000	Teijin Ltd.	21,615
2,000	Tokuyama Corp.	28,901
400	Tokyo Steel Manufacturing Co. Ltd.	6,504
4,000	Toray Industries, Inc.	31,733
2,000	Tosoh Corp.	11,808
1,000	Toyo Seikan Kaisha Ltd.	17,434
4,000	Ube Industries Ltd.	11,958
		883,307
	Telecommunication Services—4.8%
8	KDDI Corp.	52,802
68	Nippon Telegraph and Telephone Corp.	294,253
84	NTT DoCoMo, Inc.	116,049
400	Softbank Corp.	8,369
		471,473
	Utilities—5.3%
2,600	Chubu Electric Power Co., Inc.	64,883
1,800	Chugoku Electric Power (The) Co., Inc.	34,181
600	Electric Power Development Co. Ltd.	20,377
800	Hokkaido Electric Power Co., Inc.	16,470
800	Hokuriku Electric Power Co.	14,961
3,200	Kansai Electric Power (The) Co., Inc.	70,651
2,000	Kyushu Electric Power Co., Inc.	47,266
6,000	Osaka Gas Co. Ltd.	20,587
1,000	Shikoku Electric Power Co., Inc.	22,807
2,000	Toho Gas Co. Ltd.	9,237
2,000	Tohoku Electric Power Co., Inc.	44,171
4,800	Tokyo Electric Power (The) Co., Inc.	127,494

8,000	Tokyo Gas Co. Ltd.	$34,573
		527,658
	Total Common Stocks (Cost $9,944,041)	9,901,820

	Money Market Fund—0.1%
8,870	Liquid Assets Portfolio Private Class** (Cost $8,870)	8,870

	Total Investments (Cost $9,952,911)(a)—100.0%	9,910,690
	Liabilities in excess of other assets—(0.0%)	(1,651)
	Net Assets—100.0%	$9,909,039

* Non-income producing security.
** Affiliated investment.

(a)   The cost stated also approximates the cost for Federal income tax purposes.  At July 31, 2007, net unrealized depreciation was $42,221 based on cost for Federal income tax purposes.  This consisted of aggregate gross unrealized appreciation of $313,921 and aggregate gross unrealized depreciation of $356,142.

COUNTRY BREAKDOWN
July 31, 2007 (Unaudited)

	Value	Net Assets
Japan	$9,809,679	99.0%
United States	80,314	0.8
Germany	10,397	0.1
Switzerland	10,300	0.1
Total investments	9,910,690	100.0
Liabilities in excess of other assets	(1,651)	(0.0)
Net Assets	$9,909,039	100.0%

Schedule of Investments

PowerShares Global Water Portfolio

July 31, 2007 (Unaudited)

Number
of Shares		Value
	Common Stocks—100.1%
	Austria—3.8%
74,809	BWT AG	$4,683,855

	Canada—3.8%
150,162	Stantec, Inc.*	4,811,091

	China—4.1%
8,128,000	Bio-Treat Technology Ltd.	5,082,681

	Denmark—4.0%
126,542	Groupe Laperriere & Verreault, Inc., Class A*	4,995,313

	Finland—3.7%
216,491	Kemira Oyj	4,678,315

	France—4.9%
24,796	Suez SA	1,304,512
65,258	Veolia Environnement	4,851,275
		6,155,787
	Germany—8.1%
5,237	KSB AG	4,291,429
9,852	Siemens AG	1,247,558
70,199	Techem AG	4,632,592
		10,171,579
	Hong Kong—1.8%
3,497,300	Guangdong Investment Ltd.	2,288,899

	Italy—4.8%
102,061	ACEA S.p.A.	1,874,965
524,435	Impregilo S.p.A.	4,175,045
		6,050,010
	Japan—13.0%
795,000	EBARA Corp.	3,778,576
155,700	Kurita Water Industries Ltd.	4,911,392
251,000	ORGANO Corp.	5,352,846
205,000	Shimadzu Corp.	2,267,386
		16,310,200

	Netherlands—4.5%
59,796	Arcadis N.V.	$5,568,284

	Singapore—4.0%
2,541,000	Hyflux Ltd.	4,953,409

	Spain—2.7%
15,087	Fomento de Construcciones y Contratas S.A.	1,358,670
56,941	Sociedad General de Aguas de Barcelona S.A., Class A	2,053,882
		3,412,552
	Switzerland—2.8%
21,839	Geberit AG	3,555,719

	United Kingdom—4.1%
294,703	Halma PLC	1,339,117
110,088	Kelda Group PLC	1,864,851
72,071	Severn Trent PLC	1,871,486
		5,075,454
	United States—30.0%
59,942	Agilent Technologies, Inc.*	2,286,787
94,402	Aqua America, Inc.	2,065,516
30,128	Danaher Corp.	2,249,959
35,156	General Electric Co.	1,362,647
65,020	Itron, Inc.*	5,164,538
54,734	ITT Corp.	3,441,674
170,056	Nalco Holding Co.	3,918,090
95,900	Pentair, Inc.	3,471,580
230,586	Tetra Tech, Inc.*	4,849,224
70,274	Valmont Industries, Inc.	5,312,012
99,025	Watts Water Technologies, Inc., Class A	3,456,963
		37,578,990
	Total Investments (Cost $129,443,165)(a)—100.1%	125,372,138
	Liabilities in excess of other assets—(0.1%)	(92,199)
	Net Assets—100.0%	$125,279,939

*Non-income producing security.

(a)   The cost stated also approximates the aggregate cost for Federal income tax purposes. At July 31, 2007, net unrealized depreciation was $4,071,027 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $1,307,911 and aggregate gross unrealized depreciation of $5,378,938.

INDUSTRY BREAKDOWN
July 31, 2007 (Unaudited)

	Value	Net Assets
Environmental Control	$28,398,651	22.7%
Machinery-Diversified	18,418,164	14.7
Electronics	16,879,997	13.5
Water	12,707,011	10.2
Miscellaneous Manufacturing	11,773,418	9.4
Engineering & Construction	11,101,999	8.9
Metal Fabricate/Hardware	5,312,012	4.3
Commercial Services	4,811,091	3.8
Chemicals	4,678,315	3.7
Building Materials	3,555,719	2.8
Electric	3,179,476	2.5
Holding Companies-Diversified	2,288,899	1.8
Healthcare-Products	2,267,386	1.8
Total investments	125,372,138	100.1
Liabilities in excess of other assets	(92,199)	(0.1)
Net Assets	$125,279,939	100.0%

Schedule of Investments

PowerShares Global Clean Energy Portfolio

July 31, 2007 (Unaudited)

Number
of Shares		Value
	Common Stocks—100.1%
	Australia—2.7%
458,625	Babcock & Brown Wind Partners	$751,914
34,482	Energy Developments Ltd.	126,088
		878,002
	Austria—1.5%
9,818	Oesterreichische Elektrizitaetswirtschafts AG, Class A	478,954

	Belgium—1.7%
2,413	Umicore	547,547

	Canada—2.0%
31,230	Ballard Power Systems, Inc.*	147,997
85,360	Canadian Hydro Developers, Inc.*	486,858
		634,855
	China—7.9%
15,563	JA Solar Holdings Co. Ltd. ADR*	570,228
16,790	LDK Solar Co. Ltd. ADR*	752,192
13,254	Suntech Power Holdings Co. Ltd. ADR*	534,534
37,219	Yingli Green Energy Holding Co. Ltd. ADR*	664,359
		2,521,313
	Denmark—4.5%
13,200	Greentech Energy Systems A/S*	236,309
3,905	Novozymes A/S, Class B	460,592
11,409	Vestas Wind Systems A/S*	756,637
		1,453,538
	Finland—1.6%
15,709	Fortum Oyj	507,032

	France—5.1%
12,000	EDF Energies Nouvelles S.A.	780,115
4,064	Saft Groupe S.A.	177,182
22,814	Theolia S.A.*	681,432
		1,638,729
	Germany—17.5%
4,484	CENTROTEC Sustainable AG*	100,378
6,173	Conergy AG	493,088
43,588	CropEnergies AG*	412,621
5,409	Ersol Solar Energy AG*	490,430
20,203	Nordex AG*	847,715
5,770	Q-Cells AG*	505,801
4,440	REpower Systems AG*	804,590

1,668	Schmack Biogas AG*	$70,118
12,453	SGL Carbon AG*	633,940
2,590	Solar Millenium AG*	158,854
10,842	Solarworld AG	514,051
2,148	Solon AG fuer Solartechnik*	129,331
5,215	Techem AG	344,150
14,050	Verbio AG*	108,663
		5,613,730
	Ireland—1.0%
13,276	Kingspan Group PLC	318,067

	Italy—0.4%
10,513	Actelios SpA	120,276

	Japan—12.1%
14,400	Aisin Seiki Co. Ltd.	563,041
60,000	Chugai Ro Co. Ltd.	207,134
120,000	Ebara Corp.	570,351
72,000	GS Yuasa Corp.	192,184
108	Japan Wind Development Co. Ltd.	216,400
84,000	Marubeni Corp.	801,394
192,000	Meidensha Corp.	611,889
108,000	Sanyo Electric Co. Ltd.*	166,452
24,000	Sharp Corp.	411,526
24,000	Takuma Co. Ltd.	153,856
		3,894,227
	Netherlands—0.4%
3,558	Color Kinetics, Inc.*	119,798

	New Zealand—1.6%
71,487	Contact Energy Ltd.	506,302

	Norway—1.5%
12,609	Renewable Energy Corp AS*	496,493

	Philippines—1.8%
4,313,000	PNOC Enery Development Corp.	594,704

	Spain—8.7%
10,854	Abengoa S.A.	517,314
2,702	Acciona S.A.	693,553
21,009	Gamesa Corporacion Tecnologica S.A.	842,683
13,318	Iberdrola S.A.	741,189
		2,794,739
	Switzerland—0.9%
1,358	BKW FMB Energie AG	141,085
120	Gurit Holding AG	138,772
		279,857
	United Kingdom—2.3%
25,672	Scottish & Southern Energy PLC	750,452

	United States—24.9%
10,800	American Superconductor Corp.*	$206,172
8,425	Aventine Renewable Energy Holdings, Inc.*	135,980
14,411	Baldor Electric Co.	657,718
180,237	Capstone Turbine Corp.*	207,273
3,629	Comverge, Inc.*	114,096
14,361	Cree, Inc.*	367,929
6,013	Echelon Corp.*	118,636
15,619	Energy Conversion Devices, Inc.*	466,227
55,189	Evergreen Solar, Inc.*	459,724
4,849	First Solar, Inc.*	545,852
20,425	FuelCell Energy, Inc.*	150,328
9,629	International Rectifier Corp.*	353,481
4,800	Itron, Inc.*	381,264
3,601	Maxwell Technologies, Inc.*	48,614
11,983	Medis Technologies Ltd.*	160,572
8,387	MEMC Electronic Materials, Inc.*	514,290
14,368	Ormat Technologies, Inc.	595,554
9,633	Pacific Ethanol, Inc.*	121,087
53,050	Plug Power, Inc.*	157,559
25,463	Power-One, Inc.*	100,833
20,436	Puget Energy, Inc.	473,093
7,241	SunPower Corp., Class A*	510,708
4,794	Ultralife Batteries, Inc.*	54,652
32,448	VeraSun Energy Corp.*	460,762
1,572	Verenium Corp.*	9,809
13,160	Zoltek Cos., Inc.*	617,204
		7,989,417
	Total Investments (Cost $32,307,632)(a)—100.1%	32,138,032
	Liabilities in excess of other assets—(0.1%)	(24,946)
	Net Assets—100.0%	$32,113,086

ADR American Depositary Receipt.
* Non-income producing security.

(a)   The cost stated also approximates the aggregate cost for Federal income tax purposes. At July 31, 2007, net unrealized depreciation was $169,600 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $818,601 and aggregate gross unrealized depreciation of $988,201.

INDUSTRY BREAKDOWN
July 31, 2007 (Unaudited)

	Value	Net Assets
Energy-Alternate Sources	$11,118,028	34.6%
Electrical Components & Equipment	6,136,915	19.1
Electric	4,193,661	13.1
Chemicals	2,037,841	6.3
Engineering & Construction	1,364,723	4.3
Hand/Machine Tools	1,269,607	4.0
Semiconductors	1,235,700	3.8
Distribution/Wholesale	1,017,795	3.2
Machinery-Diversified	777,485	2.4
Investment Companies	751,914	2.3
Electronics	725,414	2.3
Auto Parts & Equipment	563,040	1.8
Biotechnology	460,592	1.4
Building Materials	318,067	1.0
Computers	167,250	0.5
Total investments	32,138,032	100.1
Liabilities in excess of other assets	(24,946)	(0.1)
Net Assets	$32,113,086	100.0%

Item 2.	Controls and Procedures.

(a)

The Registrant’s Chief Executive Officer and Chief Financial Officer have evaluated the Registrant’s disclosure controls and procedures within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

(b)

There were no changes in the Registrant’s internal controls that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

A separate certification for each chief executive officer and chief financial officer of the Registrant as required by
Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	PowerShares Exchange-Traded Fund Trust

By:	/s/ H. Bruce Bond

H. Bruce Bond

Chairman and Chief Executive Officer

Date:	September 25, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ H. Bruce Bond

H. Bruce Bond

Chairman and Chief Executive Officer

Date:	September 25, 2007

By:	/s/ Bruce T. Duncan

Bruce T. Duncan

Chief Financial Officer

Date:	September 25, 2007